ANNUAL REPORT OCTOBER 31, 2001
JPMORGAN FUNDS

[PHOTO]

SELECT FUNDS

Select Balanced Fund

Select Equity Income Fund

Select Large Cap Equity Fund

Select Large Cap Growth Fund

Select Mid Cap Equity Fund

Select Small Cap Equity Fund

Select International Equity Fund

[LOGO] JPMORGAN Fleming
       Asset Management

CONTENTS

President's Letter                                  1

Select Balanced Fund
Fund Commentary                                     3

Select Equity Income Fund
Fund Commentary                                     6

Select Large Cap Equity Fund
Fund Commentary                                     9

Select Large Cap Growth Fund
Fund Commentary                                    12

Select Mid Cap Equity Fund
Fund Commentary                                    15

Select Small Cap Equity Fund
Fund Commentary                                    18

Select International Equity Fund
Fund Commentary                                    21

Portfolio of Investments                           24

Financial Statements                               49

Notes to Financial Statements                      55


HIGHLIGHTS

-    Equities correct throughout developed markets.

-    Federal Reserve cuts rates by 450 basis points.

-    Fixed income stages sustained rally.

-    Equity markets bounce back from September 11th lows.


               NOT FDIC INSURED May lose value / No bank guarantee
      JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN SELECT FUNDS

PRESIDENT'S LETTER
                                                                December 3, 2001

Dear Shareholder:

We are pleased to present this annual report for the JPMorgan Select Funds. Inside, you'll find information detailing the performance of each Fund for the year ended October 31, 2001, along with a report from the Portfolio Manager.

EQUITIES IN CONTEXT

The 12 months under review has not been a good time for equity investing. The S&P 500 Index and the MSCI EAFE Index are both down by about 25%. Our funds--however well they are managed--cannot avoid this sort of drop in world securities markets. However, we believe that the last year should be viewed within the context of long-term returns. Taken over 10 years, an investment in the S&P 500 Index would have generated average annual returns of 12.76%. That adds up to substantial gains for anyone invested over this time.

In many ways, the traumas recently experienced by markets are a consequence of the long economic expansion and bull market in equities. With the benefit of hindsight, it is obvious that the technology boom of the late 1990s and 2000 was built on excessive confidence. Much of the capacity put in place for the `Internet Revolution' is not needed and, certainly, the stock prices awarded to technology businesses were not justified.

Today, many of the plants that produce the building blocks of technology--silicon chips, fiber optics and so on--are whirring along at a fraction of their capabilities. Likewise, technology companies and others are selling considerably fewer PCs, mobile phones and other electronic gadgets than was previously expected. It is for this reason that the worst stock price falls have been in the technology sector.

The seriousness of the problem first became evident around the end of 2000, when U.S. economic growth sharply deteriorated. The Fed instigated an emergency 50 basis points rate cut in January. In all, it has reduced rates by a total of 450 basis points (4.5%) during 2001 and introduced a significant fiscal stimulus.

LOOKING FORWARD

At the time of writing, U.S.-led central bank action appears to be reviving economies and galvanizing financial markets. The broad-based S&P 500 Index is up almost 20% from the lows reached following the terrible terrorist attacks of September 11th. Further, the bond market (which has been the one bright spot in the 12 months) is discounting economic recovery.

There is some justification for this renewed optimism. In October, U.S. retail sales rose faster than ever. Further, oil prices have fallen back, which also provides an economic stimulus.

However, it is too soon to tell whether the spirited mood of markets heralds a resumption of the bull market. Our fixed income team expects U.S. economic recovery late in the second quarter of 2002. As the United States is the world's main driver of economic growth, this would be good for equity markets everywhere--with the possible exception of Japan, where specific economic difficulties remain. Yet there can be no certainty of this rosy scenario.

CONDOLENCES AND DETERMINATION

Finally, I would like to offer our sincere condolences to those who have suffered personal loss as a result of the terrorist attacks. At JPMorgan Fleming Asset Management, we are determined not to let these events distract us from our task of maximizing returns for our investors.

Sincerely yours,

/s/ George Gatch

George Gatch
President
JPMorgan Funds

JPMORGAN  SELECT BALANCED FUND
          AS OF OCTOBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Select Balanced Fund, which invests in a blend of large U.S. stocks and bonds seeking relatively stable returns, fell 12.66% for the year ended October 31, 2001. This compares with a loss of 24.89% for the S&P 500 Index and a rise of 14.56% in the Lehman Aggregate Bond Index. The Lipper Balanced Index fell by 8.75%.

HOW THE FUND WAS MANAGED

In an unstable period for financial markets, the Select Balanced Fund succeeded in its mandate of smoothing the volatility of equities. Just as the sudden economic slowdown caused equity prices to fall, there was a dramatic rally in bonds. The rise in bond prices offset some of the drop in equities, with the result that the performance of this Fund is considerably better than that of the S&P 500 Index.

The Fund's large cap equity portfolio, which forms the majority of the Fund, was unable to avoid the fall in stock prices and also underperformed its benchmark equity index. The greatest underperformance occurred in the final months of 2000 and early 2001. As the Fed started to cut rates, the stocks of low quality companies with high financial leverage performed most strongly. At the same time, mid cap stocks withstood much of the market's fall, as they were not trading on such high valuations as their larger peers. It was this disappointing performance in the equity portfolio that caused the Fund to underperform the Lipper Balanced peer group average.

In terms of sectors, the equity portfolio outperformed in some of the worst performing industries--technology, consumer discretionary and telecoms--so preserving investors' capital in these areas. The outperformance in technology was particularly significant, as this was where about half of the S&P 500 Index's losses occurred. Technology benefited from holdings in resilient stocks such as IBM, KLA-Tencor and SunGard Data Systems. However, the Fund underperformed in financials, where brokerage stocks fell heavily.

The Fund's fixed income portfolio outperformed the Lehman Aggregate Bond Index. This was chiefly a consequence of a decision to be overweight long duration bonds. These bonds tend to be the most sensitive to market movements, and therefore outperform when prices rally.

LOOKING AHEAD

While there can be little certainty about economic growth, there is a strong probability that continuing rate cuts will lead to recovery in mid 2002. This would boost the absolute value of the Fund, as it would be likely to cause a rally in equity prices.

                                  (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Residential Mortgage Backed Securities          15.4%
Finance                                         14.9%
Pharmaceuticals                                  7.1%
U.S. Government Agency Securities                7.0%
U.S. Treasury Securities                         5.4%
Asset Backed Securities                          4.9%
Telecommunications                               4.9%
Industrial Cyclical                              4.2%
Retail                                           3.9%
Commercial Mortgage Backed Securities            3.8%
Consumer Cyclical                                3.7%
Energy                                           3.5%
Consumer Stable                                  3.1%
Software & Services                              3.1%
Utilities                                        2.9%
Consumer Services                                2.7%
Semiconductors                                   2.6%
Systems Hardware                                 2.3%
Insurance                                        1.7%
Health Services & systems                        1.3%
Basic Materials                                  0.7%
Network Technology                               0.7%
Cash Equivalents & Short Term Paper              0.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. MICROSOFT CORP. (1.9%) Develops, manufactures, licenses, sells and supports software products.

2. GENERAL ELECTRIC CO. (1.8%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

3. PFIZER, INC. (1.8%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

4. CITIGROUP, INC. (1.6%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

5. EXXON MOBIL CORP. (1.5%) Operates petroleum and petrochemicals businesses on a worldwide basis. Operations include exploration and production of oil and gas, electric power generation and coal and minerals operations. Also manufactures and markets fuels, lubes and chemicals.

6. INTERNATIONAL BUSINESS MACHINES CORP. (1.4%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

7. WAL-MART STORES, INC. (1.3%) Operates discount stores and Supercenters as well as Sam's Clubs which offer merchandise such as apparel, housewares, small appliances, electronics and hardware.

8. FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.2%) Buys and holds mortgages, and issues and sells guaranteed mortgage backed securities to facilitate housing ownership for low to middle-income Americans.

9. INTEL CORP. (1.1%) Designs, manufactures and sells computer components and related products. Major products include microprocessors, chipsets, embedded processors and microcontrollers, flash memory products, graphics products, network and communication products, systems management software, conferencing products and digital imaging products.

10. DUKE ENERGY CORP. (1.0%) Is an integrated energy company delivering both electricity and natural gas to customers throughout the U.S. and abroad. The Company is a domestic gatherer of natural gas and develops, constructs and operates energy facilities worldwide.

Top 10 equity holdings comprised 14.6% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                        1 YEAR       5 YEARS      10 YEARS
SELECT BALANCED                        -12.66%        7.22%        8.42%

[CHART]

10-YEAR PERFORMANCE (10/31/91 TO 10/31/01)

               JPMORGAN SELECT    S&P 500          LEHMAN AGGREGATE  LIPPER BALANCED
                BALANCED FUND      INDEX             BOND INDEX       FUNDS INDEX
10/91             $10,000         $10,000             $10,000          $10,000
11/91              $9,803          $9,598             $10,092           $9,780
12/91             $10,493         $10,694             $10,392          $10,519
 1/92             $10,272         $10,495             $10,250          $10,431
 2/92             $10,414         $10,631             $10,317          $10,556
 3/92             $10,333         $10,424             $10,259          $10,396
 4/92             $10,513         $10,730             $10,333          $10,508
 5/92             $10,652         $10,782             $10,528          $10,645
 6/92             $10,652         $10,622             $10,674          $10,563
 7/92             $10,982         $11,055             $10,891          $10,873
 8/92             $10,964         $10,830             $11,001          $10,772
 9/92             $11,121         $10,957             $11,132          $10,896
10/92             $11,036         $10,995             $10,984          $10,897
11/92             $11,188         $11,368             $10,989          $11,145
12/92             $11,305         $11,508             $11,161          $11,305
 1/93             $11,393         $11,605             $11,376          $11,456
 2/93             $11,551         $11,763             $11,575          $11,597
 3/93             $11,711         $12,011             $11,623          $11,836
 4/93             $11,643         $11,720             $11,705          $11,746
 5/93             $11,739         $12,033             $11,720          $11,952
 6/93             $11,818         $12,068             $11,972          $12,078
 7/93             $11,852         $12,020             $12,040          $12,127
 8/93             $12,214         $12,475             $12,251          $12,493
 9/93             $12,180         $12,379             $12,284          $12,519
10/93             $12,226         $12,636             $12,329          $12,648
11/93             $12,061         $12,516             $12,224          $12,446
12/93             $12,097         $12,667             $12,290          $12,655
 1/94             $12,385         $13,098             $12,456          $12,986
 2/94             $12,041         $12,743             $12,240          $12,732
 3/94             $11,571         $12,188             $11,937          $12,270
 4/94             $11,564         $12,344             $11,842          $12,297
 5/94             $11,646         $12,546             $11,841          $12,391
 6/94             $11,444         $12,238             $11,815          $12,176
 7/94             $11,714         $12,640             $12,050          $12,451
 8/94             $11,916         $13,157             $12,064          $12,762
 9/94             $11,683         $12,836             $11,887          $12,533
10/94             $11,740         $13,123             $11,876          $12,571
11/94             $11,588         $12,645             $11,850          $12,278
12/94             $11,686         $12,833             $11,932          $12,396
 1/95             $12,002         $13,165             $12,168          $12,550
 2/95             $12,381         $13,677             $12,458          $12,915
 3/95             $12,605         $14,081             $12,534          $13,144
 4/95             $12,840         $14,494             $12,709          $13,391
 5/95             $13,335         $15,073             $13,201          $13,819
 6/95             $13,503         $15,423             $13,297          $14,064
 7/95             $13,641         $15,933             $13,268          $14,361
 8/95             $13,701         $15,973             $13,429          $14,473
 9/95             $14,102         $16,647             $13,559          $14,819
10/95             $14,171         $16,587             $13,735          $14,782
11/95             $14,594         $17,313             $13,941          $15,241
12/95             $14,955         $17,648             $14,136          $15,481
 1/96             $15,238         $18,248             $14,230          $15,761
 2/96             $15,048         $18,417             $13,982          $15,769
 3/96             $15,033         $18,594             $13,884          $15,829
 4/96             $15,048         $18,867             $13,806          $15,933
 5/96             $15,163         $19,352             $13,779          $16,096
 6/96             $15,297         $19,426             $13,963          $16,149
 7/96             $14,947         $18,567             $14,001          $15,734
 8/96             $14,983         $18,959             $13,977          $15,982
 9/96             $15,431         $20,025             $14,220          $16,575
10/96             $15,837         $20,577             $14,536          $16,927
11/96             $16,609         $22,131             $14,785          $17,716
12/96             $16,333         $21,693             $14,647          $17,503
 1/97             $16,646         $23,046             $14,693          $18,044
 2/97             $16,638         $23,228             $14,729          $18,111
 3/97             $16,233         $22,276             $14,566          $17,584
 4/97             $16,785         $23,604             $14,784          $18,113
 5/97             $17,441         $25,046             $14,925          $18,855
 6/97             $18,027         $26,160             $15,102          $19,480
 7/97             $18,938         $28,240             $15,510          $20,590
 8/97             $18,355         $26,659             $15,378          $19,937
 9/97             $18,929         $28,117             $15,604          $20,733
10/97             $18,842         $27,178             $15,831          $20,355
11/97             $19,264         $28,436             $15,904          $20,730
12/97             $19,466         $28,925             $16,064          $21,057
 1/98             $19,555         $29,243             $16,270          $21,207
 2/98             $20,275         $31,352             $16,257          $22,049
 3/98             $21,053         $32,957             $16,312          $22,724
 4/98             $21,265         $33,293             $16,397          $22,883
 5/98             $21,034         $32,720             $16,553          $22,651
 6/98             $21,492         $34,049             $16,693          $23,068
 7/98             $21,241         $33,688             $16,728          $22,798
 8/98             $19,615         $28,820             $17,001          $20,833
 9/98             $20,769         $30,667             $17,399          $21,733
10/98             $21,533         $33,158             $17,307          $22,546
11/98             $22,307         $35,167             $17,405          $23,371
12/98             $23,240         $37,193             $17,457          $24,234
 1/99             $23,680         $38,747             $17,581          $24,621
 2/99             $23,289         $37,542             $17,274          $24,030
 3/99             $23,736         $39,044             $17,369          $24,624
 4/99             $24,255         $40,555             $17,424          $25,432
 5/99             $24,014         $39,598             $17,271          $25,040
 6/99             $24,691         $41,796             $17,216          $25,731
 7/99             $24,395         $40,492             $17,142          $25,250
 8/99             $23,959         $40,289             $17,133          $24,985
 9/99             $23,935         $39,185             $17,332          $24,665
10/99             $24,396         $41,666             $17,396          $25,380
11/99             $24,486         $42,511             $17,394          $25,654
12/99             $25,384         $45,011             $17,311          $26,414
 1/00             $24,722         $42,751             $17,254          $25,751
 2/00             $24,724         $41,943             $17,462          $25,689
 3/00             $26,267         $46,046             $17,693          $27,202
 4/00             $25,678         $44,660             $17,642          $26,704
 5/00             $24,964         $43,744             $17,633          $26,453
 6/00             $25,845         $44,820             $18,000          $26,876
 7/00             $25,892         $44,121             $18,163          $26,804
 8/00             $26,832         $46,861             $18,427          $27,999
 9/00             $25,820         $44,387             $18,543          $27,411
10/00             $25,695         $44,200             $18,665          $27,387
11/00             $24,457         $40,717             $18,971          $26,392
12/00             $24,525         $40,917             $19,324          $27,050
 1/01             $25,011         $42,369             $19,641          $27,623
 2/01             $23,620         $38,509             $19,812          $26,551
 3/01             $22,687         $36,072             $19,911          $25,694
 4/01             $23,772         $38,871             $19,827          $26,773
 5/01             $23,786         $39,131             $19,946          $27,011
 6/01             $23,391         $38,181             $20,022          $26,598
 7/01             $23,513         $37,806             $20,471          $26,579
 8/01             $22,662         $35,443             $20,706          $25,822
 9/01             $21,868         $32,583             $20,948          $24,580
10/01             $22,445         $33,205             $21,386          $24,990

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 10/31/91, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lehman Aggregate Bond Index consists of the Lehman Gov't./Credit Index and the Mortgage-backed Securities Index. The Lipper Balanced Funds Index represents the performance of the 30 largest balanced funds. Investors cannot invest directly in an index.

                                  (UNAUDITED)

JPMORGAN SELECT EQUITY INCOME FUND
         AS OF OCTOBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Select Equity Income Fund, which invests in the income oriented stocks of large U.S. companies, fell 21.43% for the year ended October 31, 2001. This compares with a loss of 24.89% for the S&P 500 Index.

HOW THE FUND WAS MANAGED

In a 12-month period during which stocks fell dramatically, the Fund succeeded in its mandate of providing a small cushion against falls. Although it lost just over a fifth of its value, the Fund's performance was better than that of the S&P 500 Index, which fell by roughly a quarter. The Fund's performance was marginally below that of its benchmark, the risk-weighted S&P 500 Index.

This broadly neutral performance relative to the risk-adjusted benchmark masks an out performance in technology and under performance in financials--the two sectors that had most exposure to the 1990s economic and asset price bubble, and its subsequent deflation.

Just as the Fund's need to invest in stocks with reasonably high dividend yields impaired returns from technology in the bull market, this requirement has significantly cushioned losses on the way down. Not only was the Fund underweight technology over the 12 months, but also it avoided some of the initially more highly priced stocks. As equity prices retreated, it was precisely these names that fell the most. So the Fund did not own JDS Uniphase, where the stock price dropped by 90%. It also avoided Sun Microsystems and had a low weighting in Cisco Systems. It did, however, own IBM, which proved exceptionally resilient, as it was never one of the glamour stocks and is cushioned from the weak economy by its established services business.

In the financial sector, the Fund was unfortunately overweight the banks with exposure to falling capital markets, and underweight the regional banks where declining interest rates propped up stock prices. American Express, which has a large mutual fund operation, was a major negative holding. By contrast, the Fund was underweight Bank America, where falling rates should lead to increased margins.

While the Fund was successful in fulfilling its mandate, it underperformed some of its peer group through the policy decision of not investing in fixed income securities.

LOOKING AHEAD

The Fund will continue to be managed as a conservative equity investment vehicle. Its emphasis on buying quality companies with moderate earnings growth and high dividend yields should provide some protection in case of continued market volatility.

                                  (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

 Pharmaceuticals                           16.2%
 Finance                                   10.7%
 Industrial Cyclical                        9.0%
 Telecommunications                         8.3%
 Energy                                     7.3%
 Consumer Cyclical                          7.2%
 Consumer Stable                            6.7%
 Retail                                     6.2%
 Software & Services                        4.6%
 Systems Hardware                           4.5%
 Semiconductors                             4.4%
 Insurance                                  3.9%
 Utilities                                  3.7%
 Cash Equivalents & Short Term Paper        3.1%
 Basic Materials                            3.0%
 Network Technology                         0.8%
 Consumer Services                          0.4%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. CITIGROUP, INC. (4.1%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

2. GENERAL ELECTRIC CO. (3.9%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

3. AMERICAN INTERNATIONAL GROUP, INC. (3.9%) Writes property, casualty and life insurance and provides a variety of insurance and insurance-related services through its subsidiaries in United States and overseas.

4. INTERNATIONAL BUSINESS MACHINES CORP. (3.8%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

5. PFIZER, INC. (3.2%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

6. VERIZON COMMUNICATIONS, INC. (3.2%) Provides wireline voice and data services, wireless services, Internet services and published directory information. The Company also provides network services for the federal government including business phone lines, data services, telecommunications equipment and payphones. Verizon has operations worldwide.

7. MICROSOFT CORP. (3.1%) Develops, manufactures, licenses, sells and supports software products.

8. SBC COMMUNICATIONS, INC. (2.9%) Provides communications services in the United States and in other countries. The Company provides local and long-distance phone service, wireless and data communications, paging, Internet access, messaging, cable and satellite television, security services and telecommunications equipment.

9. WAL-MART STORES, INC. (2.7%) Operates discount stores and Supercenters as well as Sam's Clubs which offer merchandise such as apparel, housewares, small appliances, electronics and hardware.

10. ELI LILLY & CO. (2.5%) Discovers, develops, manufactures, and sells pharmaceutical products for humans and animals. The Company's products are sold in countries around the world. Its products include anti-infectives, endocrine products and neuroscience products.

Top 10 equity holdings comprised 33.3% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                        1 YEAR       5 YEARS      10 YEARS
SELECT EQUITY INCOME                    -21.43%       4.93%         9.73%

[CHART]

10-YEAR PERFORMANCE (10/31/91 TO 10/31/01)

               JPMORGAN SELECT EQUITY     S&P 500        LIPPER EQUITY INCOME
                     INCOME FUND           INDEX             FUNDS INDEX
10/91                  $10,000            $10,000              $10,000
11/91                   $9,511             $9,598               $9,700
12/91                  $10,386            $10,694              $10,470
 1/92                  $10,573            $10,495              $10,437
 2/92                  $10,863            $10,631              $10,571
 3/92                  $10,683            $10,424              $10,431
 4/92                  $10,763            $10,730              $10,703
 5/92                  $10,816            $10,782              $10,812
 6/92                  $10,455            $10,622              $10,720
 7/92                  $10,899            $11,055              $11,083
 8/92                  $10,601            $10,830              $10,944
 9/92                  $10,810            $10,957              $11,030
10/92                  $11,041            $10,995              $11,006
11/92                  $11,654            $11,368              $11,273
12/92                  $11,850            $11,508              $11,490
 1/93                  $12,146            $11,605              $11,676
 2/93                  $12,226            $11,763              $11,913
 3/93                  $12,738            $12,011              $12,279
 4/93                  $12,500            $11,720              $12,180
 5/93                  $12,992            $12,033              $12,366
 6/93                  $13,076            $12,068              $12,499
 7/93                  $12,931            $12,020              $12,601
 8/93                  $13,408            $12,475              $13,027
 9/93                  $13,580            $12,379              $13,037
10/93                  $13,597            $12,636              $13,197
11/93                  $13,201            $12,516              $12,965
12/93                  $13,427            $12,667              $13,199
 1/94                  $13,816            $13,098              $13,610
 2/94                  $13,533            $12,743              $13,273
 3/94                  $12,891            $12,188              $12,742
 4/94                  $13,003            $12,344              $12,909
 5/94                  $13,139            $12,546              $13,056
 6/94                  $12,855            $12,238              $12,864
 7/94                  $13,186            $12,640              $13,227
 8/94                  $13,644            $13,157              $13,667
 9/94                  $13,315            $12,836              $13,409
10/94                  $13,429            $13,123              $13,481
11/94                  $12,845            $12,645              $12,977
12/94                  $12,944            $12,833              $13,077
 1/95                  $12,989            $13,165              $13,311
 2/95                  $13,638            $13,677              $13,740
 3/95                  $14,069            $14,081              $14,064
 4/95                  $14,432            $14,494              $14,402
 5/95                  $14,998            $15,073              $14,844
 6/95                  $15,449            $15,423              $15,041
 7/95                  $16,162            $15,933              $15,453
 8/95                  $16,279            $15,973              $15,643
 9/95                  $16,538            $16,647              $16,130
10/95                  $16,226            $16,587              $15,901
11/95                  $16,952            $17,313              $16,570
12/95                  $17,165            $17,648              $16,979
 1/96                  $17,751            $18,248              $17,368
 2/96                  $17,998            $18,417              $17,495
 3/96                  $18,346            $18,594              $17,716
 4/96                  $18,417            $18,867              $17,878
 5/96                  $18,656            $19,352              $18,143
 6/96                  $18,759            $19,426              $18,170
 7/96                  $18,165            $18,567              $17,576
 8/96                  $18,625            $18,959              $17,973
 9/96                  $19,351            $20,025              $18,635
10/96                  $19,905            $20,577              $19,075
11/96                  $21,153            $22,131              $20,164
12/96                  $21,024            $21,693              $20,035
 1/97                  $22,162            $23,046              $20,768
 2/97                  $22,425            $23,228              $21,055
 3/97                  $21,677            $22,276              $20,372
 4/97                  $22,396            $23,604              $20,979
 5/97                  $23,617            $25,046              $22,188
 6/97                  $24,659            $26,160              $23,027
 7/97                  $25,962            $28,240              $24,413
 8/97                  $25,065            $26,659              $23,632
 9/97                  $26,590            $28,117              $24,830
10/97                  $26,023            $27,178              $24,102
11/97                  $26,897            $28,436              $24,902
12/97                  $27,599            $28,925              $25,478
 1/98                  $27,497            $29,243              $25,467
 2/98                  $28,399            $31,352              $26,843
 3/98                  $29,895            $32,957              $28,059
 4/98                  $29,585            $33,293              $28,045
 5/98                  $29,302            $32,720              $27,700
 6/98                  $29,399            $34,049              $27,924
 7/98                  $28,458            $33,688              $27,204
 8/98                  $24,709            $28,820              $23,923
 9/98                  $26,427            $30,667              $25,152
10/98                  $28,007            $33,158              $26,639
11/98                  $29,058            $35,167              $27,766
12/98                  $30,879            $37,193              $28,477
 1/99                  $31,108            $38,747              $28,440
 2/99                  $30,196            $37,542              $27,913
 3/99                  $30,447            $39,044              $28,502
 4/99                  $32,263            $40,555              $30,526
 5/99                  $31,606            $39,598              $30,099
 6/99                  $32,641            $41,796              $31,047
 7/99                  $31,672            $40,492              $30,261
 8/99                  $30,552            $40,289              $29,556
 9/99                  $29,794            $39,185              $28,510
10/99                  $30,298            $41,666              $29,471
11/99                  $30,661            $42,511              $29,306
12/99                  $31,670            $45,011              $29,669
 1/00                  $30,856            $42,751              $28,545
 2/00                  $30,063            $41,943              $26,938
 3/00                  $32,841            $46,046              $29,429
 4/00                  $32,436            $44,660              $29,206
 5/00                  $31,872            $43,744              $29,647
 6/00                  $32,500            $44,820              $29,009
 7/00                  $32,002            $44,121              $29,178
 8/00                  $33,734            $46,861              $30,887
 9/00                  $32,098            $44,387              $30,819
10/00                  $32,218            $44,200              $31,467
11/00                  $30,523            $40,717              $30,359
12/00                  $30,938            $40,917              $31,880
 1/01                  $30,904            $42,369              $32,145
 2/01                  $28,762            $38,509              $31,071
 3/01                  $27,186            $36,072              $29,934
 4/01                  $29,181            $38,871              $31,487
 5/01                  $29,257            $39,131              $32,035
 6/01                  $28,204            $38,181              $31,241
 7/01                  $28,297            $37,806              $31,206
 8/01                  $26,587            $35,443              $30,177
 9/01                  $24,966            $32,583              $28,097
10/01                  $25,316            $33,205              $28,241

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 10/31/91, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Equity Income Funds Index represents the 30 largest funds that invest in equity income stocks. Investors cannot invest directly in an index.

                                  (UNAUDITED)

JPMORGAN SELECT LARGE CAP EQUITY FUND
         AS OF OCTOBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Select Large Cap Equity Fund, which invests in large U.S. stocks with attractive fundamentals, fell 27.25% for the year ended October 31, 2001. This compares with a loss of 24.89% for the S&P 500 Index.

HOW THE FUND WAS MANAGED

In a turbulent 12 months for stocks, the Fund was not able to avoid the equity market's falls. The period was also characterized by an early preference for lesser quality stocks and the relative resilience of mid cap stocks. Consequently, the Fund marginally under performed its S&P 500 benchmark.

The greatest discrepancy between the performance of the Fund and the index occurred in the early part of the period--in the final months of 2000 and early 2001. As the Fed started to cut rates, the stocks of low quality companies with high financial leverage performed most strongly. At the same time, mid cap stocks withstood much of the market's fall, as they were not trading on such high valuations as their larger peers.

In terms of sectors, the Fund outperformed in some of the worst performing sectors--technology, consumer discretionary and telecoms--so preserving investors' capital in these areas. The outperformance in technology was particularly significant, as this was where about half of the index's losses occurred. However, the Fund underperformed in financials, where the brokerage stocks fell heavily.

Technology benefited from holdings in stocks such as IBM, KLA-Tencor and SunGard Data Systems. IBM was exceptionally resilient thanks in part to its service business, which has a high quality stream of earnings. There was a substantial reduction in holdings in the largest technology companies with high valuations. The Fund sold its positions in EMC, Nortel Network, and Sun Microsystems.

In financials, the portfolio's underperformance was the result of holdings in stocks like Bank of New York, Merrill Lynch and Morgan Stanley Dean Witter. These companies are all highly dependent upon healthy capital markets. The drop in stock prices and fall-off in corporate activity has damaged their profitability.

In the second half of the 12-month period, the Fund's relative performance improved. The market's preference for low quality stocks dissipated--a trend that was accelerated by September's terrorist atrocities. Further, the Fund's strategy of adding to mid cap names like First Data Corp, Pepsi Bottling Group and Tenet Healthcare was successful.

LOOKING AHEAD

While there can be little certainty about the direction of the economy, the continuing rate cuts may lead to a recovery in the middle of 2002. If this were to occur, equity prices would currently be close to their bottom. The Fund currently owns many of the companies that have most to gain from such a scenario, and is maintaining its policy of making long-term investments in quality companies.

                                  (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

 Finance                                   14.5%
 Pharmaceuticals                           13.6%
 Industrial Cyclical                        7.8%
 Retail                                     7.6%
 Energy                                     6.4%
 Software & Services                        6.3%
 Consumer Stable                            5.8%
 Consumer Cyclical                          5.8%
 Telecommunications                         5.6%
 Semiconductors                             5.3%
 Consumer Services                          4.6%
 Systems Hardware                           3.4%
 Insurance                                  3.1%
 Cash Equivalents & Short Term Paper        2.8%
 Health Services & systems                  2.5%
 Utilities                                  2.0%
 Network Technology                         1.5%
 Basic Materials                            1.4%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. MICROSOFT CORP. (4.0%) Develops, manufactures, licenses, sells and supports software products.

2. GENERAL ELECTRIC CO. (3.6%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

3. PFIZER, INC. (3.6%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

4. CITIGROUP, INC. (3.2%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

5. EXXON MOBIL CORP. (3.0%) Operates petroleum and petrochemicals businesses on a worldwide basis. Operations include exploration and production of oil and gas, electric power generation and coal and minerals operations. Also manufactures and markets fuels, lubes and chemicals.

6. INTERNATIONAL BUSINESS MACHINES CORP. (2.9%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

7. WAL-MART STORES, INC. (2.7%) Operates discount stores and Supercenters as well as Sam's Clubs which offer merchandise such as apparel, housewares, small appliances, electronics and hardware.

8. FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.4%) Buys and holds mortgages, and issues and sells guaranteed mortgage backed securities to facilitate housing ownership for low to middle-income Americans.

9. INTEL CORP. (2.3%) Designs, manufactures and sells computer components and related products. Major products include microprocessors, chipsets, embedded processors and microcontrollers, flash memory products, graphics products, network and communication products, systems management software, conferencing products and digital imaging products.

10. DUKE ENERGY CORP. (2.0%) Is an integrated energy company delivering both electricity and natural gas to customers throughout the U.S. and abroad. The Company is a domestic gatherer of natural gas and develops, constructs and operates energy facilities worldwide.

Top 10 equity holdings comprised 29.7% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                       1 YEAR       5 YEARS      10 YEARS
SELECT LARGE CAP EQUITY                -27.25%       7.38%         9.85%

[CHART]

10-YEAR PERFORMANCE (10/31/91) TO (10/31/01)

                JPMORGAN SELECT LARGE       S&P 500       LIPPER LARGE-CAP CORE
                  CAP EQUITY FUND            INDEX               FUNDS INDEX
10/91                  $10,000              $10,000                $10,000
11/91                   $9,602               $9,598                 $9,618
12/91                  $10,823              $10,694                $10,647
 1/92                  $10,561              $10,495                $10,599
 2/92                  $10,610              $10,631                $10,792
 3/92                  $10,348              $10,424                $10,554
 4/92                  $10,515              $10,730                $10,663
 5/92                  $10,600              $10,782                $10,717
 6/92                  $10,380              $10,622                $10,494
 7/92                  $10,833              $11,055                $10,855
 8/92                  $10,636              $10,830                $10,659
 9/92                  $10,767              $10,957                $10,785
10/92                  $10,854              $10,995                $10,877
11/92                  $11,215              $11,368                $11,321
12/92                  $11,321              $11,508                $11,468
 1/93                  $11,301              $11,605                $11,604
 2/93                  $11,332              $11,763                $11,639
 3/93                  $11,593              $12,011                $11,953
 4/93                  $11,290              $11,720                $11,730
 5/93                  $11,545              $12,033                $12,034
 6/93                  $11,576              $12,068                $12,097
 7/93                  $11,502              $12,020                $12,051
 8/93                  $11,892              $12,475                $12,496
 9/93                  $11,819              $12,379                $12,496
10/93                  $12,045              $12,636                $12,690
11/93                  $11,972              $12,516                $12,489
12/93                  $12,213              $12,667                $12,775
 1/94                  $12,675              $13,098                $13,187
 2/94                  $12,309              $12,743                $12,939
 3/94                  $11,772              $12,188                $12,344
 4/94                  $11,893              $12,344                $12,462
 5/94                  $12,044              $12,546                $12,561
 6/94                  $11,786              $12,238                $12,229
 7/94                  $12,068              $12,640                $12,596
 8/94                  $12,533              $13,157                $13,045
 9/94                  $12,173              $12,836                $12,771
10/94                  $12,404              $13,123                $12,977
11/94                  $11,971              $12,645                $12,520
12/94                  $12,037              $12,833                $12,637
 1/95                  $12,169              $13,165                $12,859
 2/95                  $12,690              $13,677                $13,302
 3/95                  $13,020              $14,081                $13,633
 4/95                  $13,228              $14,494                $13,933
 5/95                  $13,709              $15,073                $14,383
 6/95                  $14,022              $15,423                $14,761
 7/95                  $14,611              $15,933                $15,264
 8/95                  $14,707              $15,973                $15,287
 9/95                  $14,999              $16,647                $15,859
10/95                  $14,751              $16,587                $15,786
11/95                  $15,375              $17,313                $16,403
12/95                  $15,538              $17,648                $16,651
 1/96                  $16,024              $18,248                $17,140
 2/96                  $16,319              $18,417                $17,350
 3/96                  $16,685              $18,594                $17,507
 4/96                  $16,869              $18,867                $17,761
 5/96                  $17,158              $19,352                $18,115
 6/96                  $17,092              $19,426                $18,140
 7/96                  $16,345              $18,567                $17,398
 8/96                  $16,809              $18,959                $17,793
 9/96                  $17,638              $20,025                $18,715
10/96                  $17,928              $20,577                $19,087
11/96                  $19,162              $22,131                $20,324
12/96                  $18,626              $21,693                $19,950
 1/97                  $19,890              $23,046                $21,041
 2/97                  $19,932              $23,228                $21,016
 3/97                  $19,067              $22,276                $20,117
 4/97                  $20,079              $23,604                $21,231
 5/97                  $21,308              $25,046                $22,520
 6/97                  $22,069              $26,160                $23,497
 7/97                  $23,993              $28,240                $25,353
 8/97                  $23,043              $26,659                $24,063
 9/97                  $24,120              $28,117                $25,302
10/97                  $23,636              $27,178                $24,523
11/97                  $24,464              $28,436                $25,325
12/97                  $25,058              $28,925                $25,786
 1/98                  $24,965              $29,243                $26,041
 2/98                  $26,795              $31,352                $27,887
 3/98                  $28,062              $32,957                $29,268
 4/98                  $28,363              $33,293                $29,563
 5/98                  $27,782              $32,720                $29,058
 6/98                  $28,633              $34,049                $30,438
 7/98                  $28,061              $33,688                $30,191
 8/98                  $23,770              $28,820                $25,672
 9/98                  $25,693              $30,667                $26,948
10/98                  $27,554              $33,158                $28,969
11/98                  $28,736              $35,167                $30,692
12/98                  $30,860              $37,193                $32,730
 1/99                  $31,736              $38,747                $33,876
 2/99                  $30,519              $37,542                $32,829
 3/99                  $31,482              $39,044                $34,149
 4/99                  $33,232              $40,555                $35,064
 5/99                  $33,004              $39,598                $34,135
 6/99                  $34,271              $41,796                $36,040
 7/99                  $33,079              $40,492                $34,984
 8/99                  $32,219              $40,289                $34,627
 9/99                  $31,618              $39,185                $33,688
10/99                  $33,164              $41,666                $35,754
11/99                  $33,990              $42,511                $36,630
12/99                  $36,199              $45,011                $39,065
 1/00                  $34,740              $42,751                $37,487
 2/00                  $34,539              $41,943                $37,476
 3/00                  $37,682              $46,046                $40,733
 4/00                  $36,408              $44,660                $39,401
 5/00                  $34,708              $43,744                $38,396
 6/00                  $36,426              $44,820                $39,801
 7/00                  $36,320              $44,121                $39,180
 8/00                  $38,212              $46,861                $41,884
 9/00                  $35,652              $44,387                $39,656
10/00                  $35,155              $44,200                $39,196
11/00                  $31,988              $40,717                $35,746
12/00                  $31,757              $40,917                $36,182
 1/01                  $32,504              $42,369                $37,206
 2/01                  $29,422              $38,509                $33,742
 3/01                  $27,442              $36,072                $31,671
 4/01                  $29,745              $38,871                $34,078
 5/01                  $29,646              $39,131                $34,268
 6/01                  $28,834              $38,181                $33,357
 7/01                  $28,670              $37,806                $32,873
 8/01                  $26,717              $35,443                $30,937
 9/01                  $24,818              $32,583                $28,589
10/01                  $25,588              $33,205                $29,264

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 10/31/91, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Large-Cap Core Funds Index represents the performance of the 30 largest funds that invest in a blend of both value and growth large-cap stocks. Investors cannot invest directly in an index.

                                  (UNAUDITED)

JPMORGAN SELECT LARGE CAP GROWTH FUND
         AS OF OCTOBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Select Large Cap Growth Fund, which invests in U.S. equity growth stocks, fell 33.30% for the year ended October 31, 2001. This compares with losses of 31.56% for the S&P/BARRA Growth Index and 40.27% for the Lipper Large Cap Growth Funds Index.

HOW THE FUND WAS MANAGED

Large cap growth stocks fell heavily in a 12-month period for which the main theme was the unwinding of excessive valuations for many of these large U.S. companies. In particular, leading technology companies' stock prices dropped, as their growth expectations were revealed to be overly optimistic.

In this volatile environment, the Fund fell by a little more than its S&P BARRA Growth benchmark, but by considerably less than the Lipper peer group average. It had areas of strength and weakness. Notably, the Fund underperformed in financials, but outperformed in technology.

The disappointing performance in financials was an indirect consequence of the bursting of the technology bubble that occurred in the late 1990s and 2000. As technology stock prices fell, pulling other sectors with them, so business confidence declined. The Fund was invested in the brokerage stocks that typically suffer in such an environment as trading volumes thin, and corporate activity dwindles. There were significant falls in the stock prices of holdings such as Charles Schwab, Goldman Sachs, Merrill Lynch and Morgan Stanley Dean Witter.

At the same time, the Fund was not sufficiently invested in stocks such as regional banks and consumer credit companies. These stocks were supported by the Fed's rate reductions and typically registered only small falls at a time when the broad market was dropping fast.

The Fund did, however, perform well in the technology sector--where it reduced positions in the most highly valued technology growth stocks, and added to those with high quality repeatable earnings. A good example is the reduction in its Cisco Systems holding, while the holding in IBM was increased. Cisco's high growth rate has been revealed as unsustainable this year, as the build-out of the internet has slowed. Meanwhile, IBM's stock price has benefited from the quality earnings generated by its service business.

LOOKING AHEAD

The Fund continues to invest in companies with strong growth prospects. It is, for example, continuing to buy healthcare stocks. It has also opportunistically bought into robust growth businesses at knockdown prices. While the equity market remains difficult to read, the recent rally may herald economic recovery in the mid 2002. Growth stocks perform exceptionally well coming out of recession.

                                  (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

 Pharmaceuticals                           23.1%
 Retail                                    14.0%
 Software & Services                       11.6%
 Finance                                    9.5%
 Consumer Cyclical                          8.1%
 Systems Hardware                           6.3%
 Consumer Stable                            6.1%
 Industrial Cyclical                        5.6%
 Semiconductors                             5.2%
 Health Services & Systems                  4.9%
 Network Technology                         2.0%
 Insurance                                  0.9%
 Telecommunications                         0.9%
 Energy                                     0.7%
 Consumer Services                          0.6%
 Cash Equivalents & Short Term Paper        0.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. MICROSOFT CORP. (8.3%) Develops, manufactures, licenses, sells and supports software products.

2. PFIZER, INC. (6.2%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

3. INTERNATIONAL BUSINESS MACHINES CORP. (5.6%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

4. WAL-MART STORES, INC. (5.3%) Operates discount stores and Supercenters as well as Sam's Clubs which offer merchandise such as apparel, housewares, small appliances, electronics and hardware.

5. GENERAL ELECTRIC CO. (4.7%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

6. TRICON GLOBAL RESTAURANTS, INC. (4.5%) Owns and franchises approximately 30,000 quick service restaurants in 100 countries and territories. The Company's restaurants include KFC, Pizza Hut, Taco Bell and other Mexican restaurants.

7. INTEL CORP. (4.4%) Designs, manufactures and sells computer components and related products. Major products include microprocessors, chipsets, embedded processors and microcontrollers, flash memory products, graphics products, network and communication products, systems management software, conferencing products and digital imaging products.

8. JOHNSON & JOHNSON (3.8%) Manufactures health care products and provides related services for the consumer, pharmaceutical, and medical devices and diagnostics markets.

9. GOLDMAN SACHS GROUP, INC. (3.8%) Is a global investment banking and securities firm specializing in investment banking, trading and principal investments, and asset management and securities services. The Company provides services to corporations, financial institutions, governments and high-net worth individuals

10. PEPSICO, INC. (3.6%) Operates worldwide soft drink, juice and food businesses. The Company manufactures, sells and distributes beverages such as Pepsi-Cola, Gatorade, and Tropicana Pure Premium, as well as foods such as Lay's potato chips, Doritos and Quaker Oats.

Top 10 equity holdings comprised 50.2% the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                      1 YEAR       5 YEARS      10 YEARS
 SELECT LARGE CAP GROWTH             -33.30%         9.48%        11.35%


[CHART]

10-YEAR PERFORMANCE (10/31/91 TO 10/31/01)

                     JPMORGAN SELECT LARGE           S&P 500/BARRA        LIPPER LARGE-CAP GROWTH
                        CAP GROWTH FUND              GROWTH INDEX               FUNDS INDEX
          10/91            $10,000                      $10,000                   $10,000
          11/91             $9,649                       $9,745                    $9,643
          12/91            $10,851                      $11,118                   $10,791
           1/92            $10,507                      $10,728                   $10,772
           2/92            $10,762                      $10,791                   $10,841
           3/92            $10,488                      $10,541                   $10,478
           4/92            $10,725                      $10,652                   $10,425
           5/92            $10,767                      $10,736                   $10,538
           6/92            $10,512                      $10,513                   $10,230
           7/92            $10,975                      $10,988                   $10,601
           8/92            $10,899                      $10,861                   $10,415
           9/92            $11,212                      $10,989                   $10,602
          10/92            $11,418                      $11,154                   $10,816
          11/92            $11,816                      $11,604                   $11,367
          12/92            $11,736                      $11,681                   $11,534
           1/93            $11,604                      $11,555                   $11,584
           2/93            $11,656                      $11,462                   $11,374
           3/93            $11,953                      $11,623                   $11,737
           4/93            $11,699                      $11,087                   $11,375
           5/93            $11,947                      $11,482                   $11,804
           6/93            $11,764                      $11,384                   $11,899
           7/93            $11,747                      $11,150                   $11,818
           8/93            $12,136                      $11,557                   $12,308
           9/93            $12,135                      $11,380                   $12,493
          10/93            $12,319                      $11,803                   $12,635
          11/93            $12,249                      $11,795                   $12,380
          12/93            $12,548                      $11,877                   $12,765
           1/94            $12,925                      $12,131                   $13,230
           2/94            $12,685                      $11,914                   $13,016
           3/94            $12,094                      $11,364                   $12,379
           4/94            $12,112                      $11,416                   $12,440
           5/94            $12,379                      $11,602                   $12,514
           6/94            $12,100                      $11,354                   $12,048
           7/94            $12,410                      $11,716                   $12,393
           8/94            $12,839                      $12,342                   $13,029
           9/94            $12,513                      $12,166                   $12,719
          10/94            $12,831                      $12,449                   $13,045
          11/94            $12,550                      $12,041                   $12,563
          12/94            $12,858                      $12,249                   $12,661
           1/95            $13,157                      $12,553                   $12,760
           2/95            $13,754                      $13,043                   $13,199
           3/95            $14,118                      $13,452                   $13,574
           4/95            $14,326                      $13,802                   $13,944
           5/95            $14,708                      $14,296                   $14,406
           6/95            $15,168                      $14,843                   $15,142
           7/95            $15,598                      $15,316                   $15,966
           8/95            $15,791                      $15,266                   $16,055
           9/95            $16,338                      $16,021                   $16,651
          10/95            $16,187                      $16,149                   $16,556
          11/95            $17,082                      $16,730                   $17,078
          12/95            $17,124                      $16,920                   $17,084
           1/96            $17,424                      $17,566                   $17,587
           2/96            $17,683                      $17,726                   $17,982
           3/96            $17,786                      $17,652                   $17,991
           4/96            $17,980                      $17,995                   $18,420
           5/96            $18,197                      $18,657                   $18,963
           6/96            $18,250                      $18,889                   $18,792
           7/96            $17,099                      $18,018                   $17,787
           8/96            $17,490                      $18,285                   $18,321
           9/96            $18,464                      $19,554                   $19,596
          10/96            $18,630                      $19,979                   $19,841
          11/96            $20,162                      $21,472                   $21,124
          12/96            $19,598                      $20,976                   $20,600
           1/97            $20,070                      $22,618                   $21,906
           2/97            $19,850                      $22,807                   $21,591
           3/97            $19,140                      $21,724                   $20,486
           4/97            $20,449                      $23,478                   $21,610
           5/97            $21,993                      $24,868                   $23,078
           6/97            $23,072                      $26,129                   $24,045
           7/97            $25,373                      $28,198                   $26,343
           8/97            $24,030                      $26,322                   $24,907
           9/97            $25,218                      $27,663                   $26,282
          10/97            $24,561                      $26,831                   $25,370
          11/97            $25,456                      $28,253                   $25,934
          12/97            $26,040                      $28,600                   $26,286
           1/98            $26,418                      $29,561                   $26,752
           2/98            $28,648                      $31,616                   $28,795
           3/98            $29,868                      $33,250                   $30,134
           4/98            $30,770                      $33,530                   $30,641
           5/98            $29,888                      $32,856                   $29,954
           6/98            $31,691                      $35,195                   $31,668
           7/98            $31,355                      $35,174                   $31,652
           8/98            $26,906                      $30,598                   $26,483
           9/98            $29,119                      $32,645                   $28,408
          10/98            $31,712                      $35,384                   $30,241
          11/98            $33,652                      $37,779                   $32,318
          12/98            $36,678                      $40,654                   $35,873
           1/99            $39,301                      $43,138                   $38,201
           2/99            $37,946                      $41,447                   $36,631
           3/99            $40,362                      $43,453                   $38,712
           4/99            $40,946                      $43,371                   $38,844
           5/99            $39,650                      $42,104                   $37,558
           6/99            $42,607                      $45,119                   $40,168
           7/99            $41,802                      $43,693                   $38,907
           8/99            $42,445                      $44,300                   $38,915
           9/99            $42,149                      $43,547                   $38,522
          10/99            $44,328                      $46,561                   $41,476
          11/99            $46,065                      $48,554                   $43,525
          12/99            $50,368                      $52,147                   $48,361
           1/00            $47,829                      $48,695                   $46,422
           2/00            $50,623                      $49,717                   $48,863
           3/00            $53,468                      $54,316                   $52,294
           4/00            $50,723                      $51,627                   $48,246
           5/00            $46,447                      $49,521                   $45,467
           6/00            $50,758                      $53,517                   $48,472
           7/00            $49,265                      $51,136                   $47,488
           8/00            $52,847                      $54,096                   $51,596
           9/00            $46,246                      $48,817                   $47,659
          10/00            $43,932                      $47,547                   $45,138
          11/00            $38,734                      $42,493                   $39,081
          12/00            $37,925                      $40,653                   $38,838
           1/01            $39,825                      $41,812                   $39,969
           2/01            $34,373                      $36,899                   $33,781
           3/01            $31,156                      $33,574                   $30,272
           4/01            $34,840                      $36,576                   $33,523
           5/01            $34,387                      $36,664                   $33,268
           6/01            $33,902                      $36,165                   $32,310
           7/01            $33,363                      $36,071                   $31,153
           8/01            $30,921                      $33,647                   $28,785
           9/01            $27,786                      $31,389                   $25,890
          10/01            $29,295                      $32,544                   $26,964

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 10/31/91, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500/BARRA Growth Index contains large U.S. companies with high price-to-book ratios relative to the S&P 500 Index. The Lipper Large-Cap Growth Funds Index represents the performance of the 30 largest funds that invest in large-cap growth stocks. Investors cannot invest directly in an index.


                                  (UNAUDITED)

                      JPMorgan SELECT MID CAP EQUITY FUND
                             AS OF OCTOBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Capital Growth Fund, which seeks total return through investing in mid cap U.S. stocks, fell 15.27% for the year ended October 31, 2001. This compares with a loss of 12.45% for the S&P MidCap 400 Index.

HOW THE FUND WAS MANAGED

In an unforgettable 12 months when stocks dropped across the equity market, mid caps held up relatively well. Although the S&P MidCap 400 Index fell by 12.45%, this compared with a loss of 24.89% for the large-cap S&P 500 Index. Much of this relative outperformance was achieved in the first half of the period, when mid cap stocks benefited from having lower valuations than the large cap market.

The Fund fell by a little more than the S&P MidCap 400 Index, its benchmark, but still showed greater resilience than its Lipper Mid Cap Core peer group (down 18.84%). The Fund's greatest losses occurred in the technology sector, where the capital expenditure crunch made it difficult to evaluate earnings prospects. There were earnings disappointments from a diverse range of companies, including Applied Power, Axion Corp, Comverse Technology, Perkin Elmer and Rational Software. Losses in this sector made the greatest contribution to the underperformance of the S&P MidCap 400 Index.

By contrast, there was significant outperformance in the healthcare sector--one of the few sectors where stocks actually rose in value over the 12 months. The Fund had started building positions about 18 months ago and had a greater weighting than its benchmark through the period. It also benefited from strong stock picking, with names like Amerisource Bergen Corp, Cytec, and Dentsply.

In a validation of the manager's stock picking style, six holdings were taken over at premiums to their market prices. The Fund's manager seeks to invest in companies with strong management, quality businesses and high returns on capital. The acquisitions of these companies indicated that the private market agreed that they were quality businesses, and that the Fund had bought them at less than their true value. The six holdings acquired were: AC Nielsen, Alza Corporation, American Waterworks, Tosco, Triton Energy and Willamette Industries.

LOOKING AHEAD

Mid caps remain a relative safe haven as they are not as highly valued as large cap stocks. The Fund will continue to have a conservative stance until there is greater evidence of resurgence in economic growth and corporate earnings.

                                  (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

 Finance                                   19.6%
 Health Services & systems                 11.1%
 Industrial Cyclical                        8.7%
 Pharmaceuticals                            7.5%
 Cash Equivalents & Short Term Paper        7.4%
 Energy                                     7.3%
 Insurance                                  5.8%
 Consumer Services                          5.3%
 Basic Materials                            4.9%
 Semiconductors                             3.8%
 Utilities                                  3.8%
 Software & Services                        3.6%
 Consumer Cyclical                          3.6%
 Retail                                     2.7%
 Consumer Stable                            2.2%
 Telecommunications                         1.6%
 Real Estate Investment Trust               1.1%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. CONCORD EFS, INC. (3.3%) Provides electronic transaction authorization, processing, settlement and funds transfer services across the United States. The Company provides merchant card services, as well as automated teller machine services. Concord markets its services to supermarket chains, financial institutions, petroleum and convenience stores, the trucking industry and other retailers.

2. AFFILIATED COMPUTER SERVICES, INC., CLASS A (3.2%) Provides a variety of business services. Services include business process outsourcing, electronic commerce, technology outsourcing, and professional and systems integration services. The Company's services are provided to customers with time-critical, transaction-intensive information processing needs.

3. ACE LTD (BERMUDA) (2.6%) Is the holding company for the Ace Group of Companies, a property and casualty insurance business. The Group provides a diversified range of products and services to clients through operations in countries around the world. Ace provides specialty insurance and reinsurance products such as agri- business, information technology, marine and property catastrophe insurance.

4. DENTSPLY INTERNATIONAL, INC. (2.4%) Manufactures and distributes dental supplies on a worldwide basis. The Company's products include dental prosthetics, endodontic instruments, dental sealants, ultrasonic scalers, dental x-ray equipment, and intraoral cameras. it also provides impression materials, orthodontic appliances and dental operatory software systems, and other dental products.

5. HEALTH MANAGEMENT ASSOCIATES, INC., CLASS A (2.2%) Operates general acute care hospitals in rural communities located primarily in the southeastern and southwestern United States. The Company's facilities offer a wide range of medical and surgical services.

6. PEPSI BOTTLING GROUP, INC. (2.2%) Manufactures, sells and distributes carbonated and non-carbonated Pepsi-Cola beverages. The Company distributes its products in the United States, Canada, Spain, Greece and Russia. Pepsi bottling sells other brand name products such as Mountain Dew, Lipton Brisk, Slice, Aquafina and Starbucks Frappuccino.

7. AMERISOURCEBERGEN CORP. (2.1%) Distributes pharmaceutical products and services. The company provides its products and services to the hospital systems/acute care market, alternative care facilities, and independent community pharmacies.

8. RADIAN GROUP, INC. (1.9%) Provides private mortgage insurance and risk management services to mortgage lenders nationwide. The Company's services increase home ownership opportunities by helping people to buy homes with down payments of less than 20%. Private mortgage insurance protects lenders from default-related losses and facilitates the sale of loans.

9. CYTYC CORP. (1.9%) Develops, manufactures, and markets the ThinPrep System for medical diagnostic applications. The Company's system consists of the ThinPrep 2000 Processor and related reagents, and other supplies. Cytyc's products are used for cervical cancer screening.

10. AMERICAN STANDARD COMPANIES, INC. (1.8%) Manufactures products for the air conditioning, bathroom and kitchen fixtures and fittings, automotive braking, and vehicle control systems industries.

Top 10 equity holdings comprised 23.6% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                      1 YEAR       5 YEARS      10 YEARS
 SELECT MID CAP EQUITY               -15.27%        10.26%        11.65%

[CHART]

10-YEAR PERFORMANCE (10/31/91 TO 10/31/01)

                        JPMORGAN SELECT MID      S&P MIDCAP       LIPPER MID-CAP CORE
                          CAP EQUITY FUND        400 INDEX            FUNDS INDEX
        10/91                 $10,000             $10,000               $10,000
        11/91                  $9,563              $9,524                $9,564
        12/91                 $10,582             $10,650               $10,646
         1/92                 $11,021             $10,838               $11,124
         2/92                 $11,275             $11,011               $11,286
         3/92                 $10,768             $10,595               $10,764
         4/92                 $10,337             $10,469               $10,216
         5/92                 $10,365             $10,569               $10,196
         6/92                  $9,959             $10,267                $9,724
         7/92                 $10,303             $10,776               $10,042
         8/92                 $10,045             $10,518                $9,840
         9/92                 $10,413             $10,666                $9,949
        10/92                 $10,692             $10,920               $10,386
        11/92                 $11,319             $11,531               $11,280
        12/92                 $11,569             $11,917               $11,689
         1/93                 $12,039             $12,066               $11,999
         2/93                 $11,804             $11,897               $11,527
         3/93                 $12,425             $12,308               $11,893
         4/93                 $12,162             $11,985               $11,493
         5/93                 $12,887             $12,532               $12,086
         6/93                 $12,963             $12,594               $12,206
         7/93                 $13,035             $12,570               $12,290
         8/93                 $13,756             $13,090               $12,866
         9/93                 $13,981             $13,228               $13,331
        10/93                 $14,058             $13,272               $13,589
        11/93                 $13,538             $12,979               $13,115
        12/93                 $14,088             $13,581               $13,712
         1/94                 $14,585             $13,897               $14,090
         2/94                 $14,610             $13,700               $13,990
         3/94                 $13,907             $13,066               $13,260
         4/94                 $13,859             $13,162               $13,326
         5/94                 $13,667             $13,037               $13,153
         6/94                 $13,291             $12,589               $12,624
         7/94                 $13,566             $13,014               $12,915
         8/94                 $14,177             $13,696               $13,657
         9/94                 $14,253             $13,440               $13,674
        10/94                 $14,203             $13,587               $13,827
        11/94                 $13,691             $12,974               $13,317
        12/94                 $13,822             $13,093               $13,619
         1/95                 $13,644             $13,229               $13,440
         2/95                 $14,198             $13,924               $13,961
         3/95                 $14,841             $14,152               $14,250
         4/95                 $14,903             $14,450               $14,241
         5/95                 $15,341             $14,798               $14,445
         6/95                 $15,783             $15,400               $15,334
         7/95                 $16,852             $16,201               $16,311
         8/95                 $17,015             $16,504               $16,530
         9/95                 $17,393             $16,903               $16,928
        10/95                 $16,564             $16,469               $16,383
        11/95                 $17,134             $17,188               $16,881
        12/95                 $17,233             $17,145               $17,074
         1/96                 $17,259             $17,394               $17,260
         2/96                 $17,581             $17,984               $17,940
         3/96                 $17,726             $18,200               $18,146
         4/96                 $18,276             $18,755               $19,146
         5/96                 $18,646             $19,008               $19,636
         6/96                 $18,113             $18,723               $18,955
         7/96                 $16,451             $17,455               $17,529
         8/96                 $17,775             $18,462               $18,476
         9/96                 $19,313             $19,267               $19,444
        10/96                 $18,472             $19,323               $19,240
        11/96                 $18,648             $20,411               $20,083
        12/96                 $18,509             $20,434               $20,131
         1/97                 $19,006             $21,200               $20,769
         2/97                 $18,205             $21,026               $20,200
         3/97                 $16,792             $20,130               $19,244
         4/97                 $16,881             $20,652               $19,369
         5/97                 $18,829             $22,457               $21,368
         6/97                 $19,771             $23,097               $22,142
         7/97                 $20,981             $25,374               $23,696
         8/97                 $20,557             $25,343               $23,758
         9/97                 $21,996             $26,801               $25,369
        10/97                 $21,082             $25,635               $24,349
        11/97                 $20,894             $26,014               $24,317
        12/97                 $21,286             $27,024               $24,604
         1/98                 $21,363             $26,510               $24,171
         2/98                 $23,585             $28,705               $26,230
         3/98                 $24,945             $30,000               $27,508
         4/98                 $25,567             $30,549               $27,824
         5/98                 $23,900             $29,174               $26,391
         6/98                 $25,080             $29,358               $26,692
         7/98                 $23,550             $28,219               $25,173
         8/98                 $18,352             $22,967               $20,043
         9/98                 $20,195             $25,110               $21,791
        10/98                 $20,934             $27,355               $23,031
        11/98                 $22,281             $28,720               $24,187
        12/98                 $24,741             $32,189               $26,514
         1/99                 $25,145             $30,937               $26,389
         2/99                 $23,119             $29,316               $24,529
         3/99                 $24,066             $30,137               $25,242
         4/99                 $25,083             $32,512               $26,691
         5/99                 $24,816             $32,655               $27,009
         6/99                 $26,899             $34,399               $28,481
         7/99                 $26,249             $33,669               $27,925
         8/99                 $25,816             $32,518               $27,155
         9/99                 $26,166             $31,513               $26,647
        10/99                 $27,142             $33,120               $27,969
        11/99                 $28,572             $34,859               $30,069
        12/99                 $30,941             $36,930               $33,993
         1/00                 $29,573             $35,888               $33,633
         2/00                 $31,632             $38,400               $39,222
         3/00                 $33,897             $41,615               $38,920
         4/00                 $33,523             $40,162               $36,274
         5/00                 $32,118             $39,660               $34,783
         6/00                 $32,989             $40,275               $37,614
         7/00                 $32,886             $40,911               $36,535
         8/00                 $36,550             $45,481               $40,101
         9/00                 $35,812             $45,172               $39,034
        10/00                 $35,516             $43,640               $37,648
        11/00                 $32,664             $40,346               $33,484
        12/00                 $35,470             $43,432               $36,116
         1/01                 $35,732             $44,401               $37,182
         2/01                 $33,946             $41,865               $34,263
         3/01                 $31,454             $38,755               $31,978
         4/01                 $34,053             $43,029               $35,070
         5/01                 $34,696             $44,032               $35,901
         6/01                 $34,419             $43,856               $35,994
         7/01                 $33,854             $43,202               $34,860
         8/01                 $32,784             $41,790               $33,358
         9/01                 $29,119             $36,591               $29,095
        10/01                 $30,104             $38,208               $30,550

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 10/31/91, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Lipper Mid-Cap Core Funds Index represents the performance of funds that invest in mid-cap stocks. Investors cannot invest directly in an index.


                                  (UNAUDITED)

                     JPMorgan SELECT SMALL CAP EQUITY FUND
                             AS OF OCTOBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Select Small Cap Equity Fund, which seeks capital growth through a portfolio of small cap equities, fell 15.47% for the year ended October 31, 2001. This compares with losses of 6.38% for the S&P SmallCap 600 Index and 12.7% for the Russell 2000 Index.

HOW THE FUND WAS MANAGED

Small cap stocks resisted much of the fall in equity markets. While the S&P 500 Index dropped by 24.8% in the 12 months, the S&P SmallCap 600 Index had hardly fallen until the terrorist attacks of September 11th. The chief reason for this outperformance was the relatively low valuations of small caps compared with the extremely high prices of many large U.S. companies.

Against this scenario, the Fund underperformed its S&P SmallCap 600 benchmark, although it still did not drop nearly as much as the large cap market. Much of this underperformance occurred in January, when the Fed began its aggressive series of rate cuts, causing relatively strong returns from cyclical and other interest rate sensitive stocks. This Fund's leaning towards quality, well managed businesses tended to mean it did not own these names.

In terms of sectors, the Fund underperformed in the energy sector, where it had considerable exposure to oil service stocks. These stocks fell sharply as energy prices moved lower. Veritas DGC more than halved in price after warning that earnings would be lower than expected. Pride International also lost half of its value.

In financials, the Fund suffered from being underweight the retail banks and savings and loans institutions that rose in the wake of rate cuts. It did, however, own the insurance brokers Brown & Brown and Arthur J. Gallagher. These stocks are benefiting from the current favorable insurance premium pricing cycle, without being exposed to underwriting risk.

Technology, the worst performing sector in absolute terms, was a bright spot in terms of relative performance. The Fund did well from holdings in niche software and IT services companies like Caci International and Fair Isaac.

It is worth noting that the bias towards quality stocks that hurt the fund early in the year was beginning to help in the final weeks of the 12-month period.

LOOKING AHEAD

While small cap stocks have under performed large caps in the flight to quality since September 11th, their medium term prospects appear bright. Small cap stocks have historically performed well starting from the middle of a recession through to the economic recovery. If this pattern repeats itself, and the U.S. economy recovers next year, then small caps could soon start to generate gains.

                                  (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

 Finance                                   14.4%
 Industrial Cyclical                       11.8%
 Health Services & systems                 11.1%
 Consumer Cyclical                          9.2%
 Basic Materials                            7.2%
 Semiconductors                             5.9%
 Energy                                     5.2%
 Insurance                                  5.1%
 Pharmaceuticals                            4.6%
 Consumer Stable                            4.5%
 Retail                                     4.2%
 Cash Equivalents & Short Term Paper        3.4%
 Systems Hardware                           2.6%
 Utilities                                  2.2%
 Consumer Services                          2.1%
 Telecommunications                         1.8%
 Software & Services                        1.8%
 Real Estate Investment Trust               1.7%
 Network Technology                         1.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. PROVINCE HEALTHCARE CO. (2.4%) Provides health care services in non-urban markets in the United States. The Company owns or leases acute care hospitals in several states. Province also provides management services to primarily non-urban hospitals in the United States and Puerto Rico

2. COOPER COMPANIES, INC. (2.3%) Through its primary subsidiaries, develops, manufactures and markets healthcare products. The Company's products include hard and soft daily, flexible, and extended wear contact lenses, as well as diagnostic and surgical instruments.

3. SEMTECH CORP. (2.2%) Designs, manufactures, and markets a wide range of analog and mixed-signal semiconductors, including integrated circuits, discrete circuits, and assembly products. The Company's devices are used in computer, communications, industrial, militaryaerospace and automotive applications.

4. PERFORMANCE FOOD GROUP CO. (2.2%) Markets and distributes food and food-related products to foodservice customers. The Company's customers include restaurants, hotels, cafeterias, schools, healthcare facilities and other institutions.

5. COPART, INC. (2.0%) Provides vehicle suppliers, primarily insurance companies, with a variety of services to process and sell salvage vehicles through auctions.

6. IRON MOUNTAIN, INC. (2.0%) Provides records and information management services to customers in the United States, Canada, Europe, Mexico, and South America. The Company's operations include business records management, data security services and healthcare information management services.

7. PATTERSON DENTAL CO. (2.0%) Distributes dental products to dentists, dental laboratories, institutions, physicians, and other healthcare providers. The Company provides products such as x-ray film, impression and restorative materials, sterilization products, and front office forms.

8. CACI INTERNATIONAL, INC., CLASS A (1.9%) Provides information technology products and services. The Company delivers client solutions for systems integration, information assurance and security, logistics and engineering support, and other solutions.

9. BJ'S WHOLESALE CLUB, INC. (1.8%) Is a merchandise wholesale club chain. It sells brand name food and general merchandise at discounted prices through clubs in the eastern United States.

10. ALLIANT TECHSYSTEMS, INC. (1.7%) Sells, develops and supplies aerospace and defense technologies, products, and systems to the United States and its allies.


Top 10 equity holdings comprised 20.5% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.


                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                               1 YEAR      5 YEARS      10 YEARS
SELECT SMALL CAP EQUITY        -15.47%        3.36%        10.64%

[CHART]

10-YEAR PERFORMANCE (10/31/91 TO 10/31/01)

                        JPMORGAN SELECT SMALL      S&P SMALLCAP      LIPPER SMALL-CAP VALUE
                           CAP EQUITY FUND          600 INDEX              FUNDS INDEX
        10/91                  $10,000               $10,000                 $10,000
        11/91                   $9,812                $9,551                  $9,624
        12/91                  $10,806               $10,370                 $10,427
         1/92                  $11,563               $11,159                 $11,072
         2/92                  $12,021               $11,393                 $11,475
         3/92                  $11,889               $11,075                 $11,279
         4/92                  $11,711               $10,629                 $11,075
         5/92                  $11,899               $10,751                 $11,200
         6/92                  $11,626               $10,339                 $10,809
         7/92                  $12,123               $10,724                 $11,193
         8/92                  $12,034               $10,418                 $10,930
         9/92                  $12,299               $10,715                 $11,061
        10/92                  $12,705               $11,161                 $11,175
        11/92                  $13,800               $12,121                 $11,916
        12/92                  $14,489               $12,552                 $12,271
         1/93                  $14,686               $12,889                 $12,689
         2/93                  $14,727               $12,521                 $12,595
         3/93                  $15,048               $13,000                 $12,916
         4/93                  $14,489               $12,526                 $12,606
         5/93                  $15,132               $13,199                 $12,930
         6/93                  $15,247               $13,282                 $12,925
         7/93                  $15,561               $13,419                 $13,044
         8/93                  $16,312               $14,128                 $13,450
         9/93                  $16,778               $14,640                 $13,766
        10/93                  $17,164               $14,922                 $14,146
        11/93                  $16,812               $14,387                 $13,877
        12/93                  $17,733               $14,908                 $14,243
         1/94                  $17,861               $15,260                 $14,770
         2/94                  $17,863               $15,215                 $14,753
         3/94                  $16,976               $14,123                 $14,260
         4/94                  $16,520               $14,335                 $14,314
         5/94                  $16,802               $14,052                 $14,371
         6/94                  $16,928               $13,529                 $14,058
         7/94                  $16,965               $13,698                 $14,168
         8/94                  $17,674               $14,631                 $14,683
         9/94                  $17,708               $14,555                 $14,641
        10/94                  $17,958               $14,410                 $14,622
        11/94                  $17,238               $13,860                 $14,012
        12/94                  $17,425               $14,197                 $14,142
         1/95                  $17,665               $13,996                 $14,298
         2/95                  $18,117               $14,573                 $14,728
         3/95                  $18,265               $14,868                 $14,834
         4/95                  $18,394               $15,200                 $15,186
         5/95                  $18,696               $15,437                 $15,478
         6/95                  $19,549               $16,284                 $15,984
         7/95                  $20,335               $17,529                 $16,677
         8/95                  $20,722               $17,909                 $16,891
         9/95                  $21,202               $18,367                 $17,180
        10/95                  $20,440               $17,460                 $16,455
        11/95                  $21,079               $18,151                 $16,965
        12/95                  $20,886               $18,450                 $17,172
         1/96                  $20,882               $18,490                 $17,397
         2/96                  $21,322               $19,095                 $17,743
         3/96                  $22,116               $19,505                 $18,087
         4/96                  $23,120               $20,625                 $18,709
         5/96                  $23,331               $21,358                 $19,327
         6/96                  $23,048               $20,520                 $18,950
         7/96                  $22,045               $19,109                 $17,883
         8/96                  $23,032               $20,289                 $18,632
         9/96                  $23,796               $21,179                 $19,122
        10/96                  $23,296               $21,032                 $19,256
        11/96                  $24,258               $22,125                 $20,055
        12/96                  $24,198               $22,384                 $20,643
         1/97                  $23,796               $22,756                 $21,089
         2/97                  $23,759               $22,285                 $21,112
         3/97                  $22,850               $21,141                 $20,610
         4/97                  $23,000               $21,400                 $20,601
         5/97                  $25,297               $23,914                 $22,453
         6/97                  $26,782               $24,971                 $23,610
         7/97                  $28,185               $26,541                 $24,823
         8/97                  $28,143               $27,209                 $25,367
         9/97                  $29,387               $29,008                 $27,018
        10/97                  $28,506               $27,756                 $26,264
        11/97                  $27,885               $27,554                 $26,086
        12/97                  $28,474               $28,110                 $26,587
         1/98                  $27,886               $27,562                 $26,105
         2/98                  $30,017               $30,072                 $27,753
         3/98                  $31,533               $31,220                 $28,974
         4/98                  $31,484               $31,404                 $29,261
         5/98                  $30,285               $29,742                 $28,222
         6/98                  $30,051               $29,829                 $27,700
         7/98                  $28,834               $27,547                 $25,849
         8/98                  $24,542               $22,230                 $21,491
         9/98                  $25,265               $23,591                 $22,271
        10/98                  $26,076               $24,687                 $23,082
        11/98                  $27,757               $26,076                 $24,107
        12/98                  $29,444               $27,743                 $24,804
         1/99                  $29,241               $27,395                 $24,141
         2/99                  $27,018               $24,926                 $22,466
         3/99                  $26,592               $25,247                 $22,192
         4/99                  $28,682               $26,916                 $24,233
         5/99                  $29,755               $27,571                 $25,096
         6/99                  $30,621               $29,140                 $26,248
         7/99                  $30,067               $28,883                 $25,959
         8/99                  $28,009               $27,612                 $24,892
         9/99                  $26,344               $27,728                 $24,258
        10/99                  $24,981               $29,181                 $23,598
        11/99                  $26,495               $30,409                 $24,195
        12/99                  $28,397               $32,900                 $25,272
         1/00                  $27,017               $31,880                 $24,309
         2/00                  $29,484               $36,149                 $25,016
         3/00                  $29,955               $34,811                 $26,182
         4/00                  $30,402               $34,216                 $26,014
         5/00                  $29,067               $33,203                 $25,793
         6/00                  $31,454               $35,179                 $26,523
         7/00                  $30,435               $34,313                 $26,767
         8/00                  $33,609               $37,353                 $28,427
         9/00                  $32,591               $36,337                 $28,347
        10/00                  $32,522               $36,566                 $28,089
        11/00                  $28,997               $32,760                 $26,974
        12/00                  $31,740               $36,799                 $29,340
         1/01                  $30,737               $38,378                 $30,719
         2/01                  $28,619               $36,037                 $30,362
         3/01                  $27,409               $34,383                 $30,065
         4/01                  $29,480               $37,003                 $31,601
         5/01                  $29,893               $37,709                 $33,153
         6/01                  $30,234               $39,093                 $33,885
         7/01                  $30,412               $38,440                 $33,435
         8/01                  $29,543               $37,564                 $33,080
         9/01                  $26,452               $32,482                 $29,005
        10/01                  $27,480               $34,242                 $30,310

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 10/31/91, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P SmallCap 600 Index includes 600 stocks of small U.S. companies chosen for market size, liquidity and industry group representation. The Lipper Small-Cap Value Funds Index represents the performance of the 30 largest funds that invest in small capitalization value stocks. Small company stocks involve more price volatility, which can lead to a higher degree of risk. Investors cannot invest directly in an index.

                                  (UNAUDITED)

                   JPMorgan SELECT INTERNATIONAL EQUITY FUND
                             AS OF OCTOBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Select International Equity Fund, which seeks capital growth from a portfolio of international equities, fell 21.62% for the year ended October 31, 2001. This compares with a loss of 24.68% for the MSCI EAFE Index.

HOW THE FUND WAS MANAGED

International equity markets were very weak for the period under review with major world markets falling between 10% and 50%. The greatest market declines occurred in the growth-biased U.S. Nasdaq Index, but Europe's markets were down between 20% and 30%, while Hong Kong and Japan both dropped by more than 30%. Right at the end of the period under review, terrorists attacked America and equities plunged.

Although falling interest rates were a feature of the period, equities had to cope with declining profits. This was particularly the case in technology and telecoms, where excess capacity put in place between 1998 and 2000 was written off. Many acquisitions were ill considered, and the mobile telecom sector took the brunt of the falls. Bond yields fell through the period, thus underpinning equity valuations at a time when corporate earnings were falling.

In this environment the Fund outperformed both the MSCI EAFE benchmark and its Lipper International peer group. There were areas of relative strength among banks, energy, industrials, technology and tobacco sectors. The Fund benefited from overweight positions in defensive names such as Altadis, BAE Systems, ENI, St Gobain and TotalFina. In technology and telecoms the Fund avoided some of the stocks that posted the biggest losses. These names included Alcatel and Ericsson, where stock prices dropped as the profit outlook deteriorated.

LOOKING AHEAD

Recent events have brought about material downgrades in GDP growth forecasts for most developed markets, leading to the expectation of a longer and deeper global economic downturn. The corporate earnings outlook has deteriorated further in the wake of these downgrades, and while substantial short-term interest rate reductions have alleviated some pain, the future is still uncertain.

Notwithstanding this, we remain cautiously optimistic given that we still find some attractive absolute valuations, particularly within cyclicals in Continental Europe. We remain underweight Japan, where we are concerned about the depressed level of economic growth and lack of reform. With earnings likely to continue to disappoint throughout international markets, we are focused on picking stocks where we are confident about the underlying returns of the business.

                                  (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom        28.5%
Japan                 18.4%
France                12.4%
Germany                8.9%
Netherlands            6.3%
Switzerland            5.5%
Italy                  4.5%
Finland                3.2%
Spain                  2.8%
Hong Kong              2.2%
Australia              1.7%
South Korea            1.6%
Belgium                1.4%
Sweden                 1.1%
Other                  1.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. VODAFONE GROUP PLC (4.5%) Provides mobile telecommunications services. It supplies customers with digital and analogue cellular telephone, paging and personal communications services.

2. TOTAL FINA ELF SA (4.3%) Explores for, produces, refines, transports and markets oil and natural gas. The Company also operates a chemical division which produces rubber, paint, ink, adhesives, and resins.

3. ENI-ENTE NAZIONALE IDROCARBURI SPA (3.5%) An integrated oil and gas company. The Company is based in Italy and has operations in over 70 countries. The Company explores for, distributes, refines and markets petroleum products. It also manufactures petrochemicals, such as, ethylene and provides off-shore oil and gas pipelaying services.

4. NOKIA OYJ (3.2%) An international telecommunications company, which develops and manufactures mobile phones and networks and systems for cellular and fixed networks.

5. GLAXOSMITHKLINE PLC (2.5%) Is a research-based pharmaceutical group that develops, manufactures and, markets vaccines, prescription and over-the-counter medicines, as well as health-related consumer products. The Group, which also provides laboratory testing and disease management services, specializes in treatments for respiratory, central nervous system, gastro-intestinal and genetic disorders.

6. DEUTSCHE BANK AG (2.1%) Provides a broad range of banking, investment, fund management, securities brokerage, credit card, mortgage, leasing and insurance services worldwide. The Company provides its services to retail and private clients, corporations and financial institution, and multi-national conglomerates. It also offers a variety of financial consulting and advisory services.

7. NOVARTIS AG (2.1%) Manufactures pharmaceutical and nutritional products. The Company produces treatments for hypertension, fungal infections, skin conditions, arthritis, cancer, cardiovascular diseases, arteriosclerosis and other conditions, animal health products, baby food, and clinical nutrition products for healthcare organizations.

8. BARCLAYS PLC (1.9%) Offers commercial and investment banking, insurance, financial and related services. The company's subsidiary, Barclays Bank PLC, operates over 1,900 branches in the United Kingdom.

9. BAE SYSTEMS PLC (1.9%) Manufactures products for the military defense sector, in addition to the civil aircraft market. The group's military products include aircraft, submarines and assorted ammunition and weapons systems. Their civil aircraft operations include the manufacture of various planes, jet wings, and various engineering services

10. ING GROEP NV (1.9%) Offers financial services to individuals, corporations, and other institutions. The Company offers corporate, investment, and private banking services, asset and portfolio management, treasury services, and insurance.


Top 10 equity holdings comprised 27.9% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.


                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                  1 YEAR      5 YEARS     SINCE 5/31/93
SELECT INTERNATIONAL EQUITY      -21.62%        2.45%         3.50%

[CHART]

LIFE OF FUND PERFORMANCE (5/31/93 TO 10/31/01)

                              JPMORGAN SELECT                 MSCI EAFE            LIPPER INTERNATIONAL
                         INTERNATIONAL EQUITY FUND              INDEX                   FUNDS INDEX
           5/93                   $10,000                      $10,000                    $10,000
           6/93                    $9,850                       $9,846                     $9,803
           7/93                   $10,141                      $10,193                    $10,114
           8/93                   $10,595                      $10,745                    $10,783
           9/93                   $10,476                      $10,505                    $10,743
          10/93                   $10,648                      $10,831                    $11,274
          11/93                    $9,985                       $9,887                    $10,827
          12/93                   $10,645                      $10,602                    $11,912
           1/94                   $11,249                      $11,501                    $12,655
           2/94                   $10,899                      $11,472                    $12,350
           3/94                   $10,525                      $10,979                    $11,784
           4/94                   $10,605                      $11,448                    $12,096
           5/94                   $10,530                      $11,385                    $12,078
           6/94                   $10,471                      $11,549                    $11,887
           7/94                   $10,673                      $11,662                    $12,253
           8/94                   $10,895                      $11,941                    $12,677
           9/94                   $10,413                      $11,567                    $12,350
          10/94                   $10,475                      $11,955                    $12,571
          11/94                   $10,124                      $11,383                    $11,984
          12/94                   $10,203                      $11,457                    $11,825
           1/95                    $9,952                      $11,020                    $11,238
           2/95                    $9,720                      $10,991                    $11,235
           3/95                   $10,009                      $11,680                    $11,530
           4/95                   $10,222                      $12,123                    $11,955
           5/95                   $10,003                      $11,981                    $12,072
           6/95                    $9,809                      $11,774                    $12,118
           7/95                   $10,329                      $12,510                    $12,784
           8/95                   $10,568                      $12,036                    $12,568
           9/95                   $10,762                      $12,274                    $12,778
          10/95                   $10,633                      $11,947                    $12,512
          11/95                   $10,813                      $12,283                    $12,643
          12/95                   $11,206                      $12,781                    $13,009
           1/96                   $11,596                      $12,836                    $13,316
           2/96                   $11,511                      $12,882                    $13,373
           3/96                   $11,767                      $13,159                    $13,582
           4/96                   $12,245                      $13,544                    $14,025
           5/96                   $12,089                      $13,298                    $14,009
           6/96                   $12,254                      $13,376                    $14,137
           7/96                   $11,732                      $12,988                    $13,660
           8/96                   $11,660                      $13,019                    $13,838
           9/96                   $12,102                      $13,368                    $14,148
          10/96                   $11,836                      $13,235                    $14,091
          11/96                   $12,366                      $13,764                    $14,754
          12/96                   $12,376                      $13,591                    $14,885
           1/97                   $12,294                      $13,118                    $14,904
           2/97                   $12,613                      $13,335                    $15,174
           3/97                   $12,613                      $13,387                    $15,255
           4/97                   $12,646                      $13,461                    $15,322
           5/97                   $13,152                      $14,340                    $16,186
           6/97                   $13,720                      $15,135                    $16,963
           7/97                   $14,277                      $15,383                    $17,507
           8/97                   $13,030                      $14,237                    $16,245
           9/97                   $13,792                      $15,037                    $17,288
          10/97                   $12,890                      $13,885                    $15,976
          11/97                   $12,778                      $13,746                    $15,842
          12/97                   $13,009                      $13,870                    $15,965
           1/98                   $13,459                      $14,508                    $16,351
           2/98                   $14,325                      $15,442                    $17,390
           3/98                   $15,127                      $15,921                    $18,334
           4/98                   $15,488                      $16,050                    $18,616
           5/98                   $15,680                      $15,976                    $18,654
           6/98                   $15,424                      $16,101                    $18,491
           7/98                   $15,906                      $16,268                    $18,774
           8/98                   $13,377                      $14,256                    $16,073
           9/98                   $12,769                      $13,822                    $15,573
          10/98                   $13,508                      $15,267                    $16,717
          11/98                   $14,116                      $16,053                    $17,555
          12/98                   $14,770                      $16,690                    $17,987
           1/99                   $15,209                      $16,645                    $18,097
           2/99                   $14,519                      $16,252                    $17,631
           3/99                   $14,927                      $16,935                    $18,219
           4/99                   $15,530                      $17,624                    $19,068
           5/99                   $14,784                      $16,720                    $18,358
           6/99                   $15,290                      $17,376                    $19,228
           7/99                   $15,682                      $17,897                    $19,657
           8/99                   $15,960                      $17,967                    $19,813
           9/99                   $16,168                      $18,152                    $19,876
          10/99                   $16,592                      $18,836                    $20,570
          11/99                   $18,160                      $19,495                    $22,077
          12/99                   $20,555                      $21,248                    $24,791
           1/00                   $19,817                      $19,901                    $23,340
           2/00                   $21,281                      $20,440                    $24,881
           3/00                   $21,394                      $21,237                    $24,946
           4/00                   $19,937                      $20,125                    $23,364
           5/00                   $19,050                      $19,638                    $22,721
           6/00                   $19,576                      $20,409                    $23,773
           7/00                   $18,580                      $19,558                    $23,003
           8/00                   $18,751                      $19,732                    $23,392
           9/00                   $17,552                      $18,775                    $22,028
          10/00                   $17,045                      $18,336                    $21,279
          11/00                   $16,604                      $17,652                    $20,381
          12/00                   $17,150                      $18,284                    $21,141
           1/01                   $17,131                      $18,295                    $21,266
           2/01                   $15,781                      $16,932                    $19,773
           3/01                   $14,888                      $15,786                    $18,383
           4/01                   $15,877                      $16,873                    $19,501
           5/01                   $15,400                      $16,252                    $19,029
           6/01                   $14,760                      $15,588                    $18,492
           7/01                   $14,420                      $15,321                    $18,012
           8/01                   $14,074                      $14,936                    $17,650
           9/01                   $12,906                      $13,426                    $15,726
          10/01                   $13,360                      $13,770                    $16,152

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 5/31/93, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The MSCI EAFE Index is a replica of the world's equity markets, excluding the U.S. and Canada. The Lipper International Equity Funds Index represents the performance of the 30 largest international stock funds. International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically or economically stable as the U.S. or other nations. Investors cannot invest directly in an index.


                                  (UNAUDITED)

JPMorgan SELECT BALANCED FUND
PORTFOLIO OF INVESTMENTS

As of October 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 96.8%
--------------------------------------------------------------------------------
                COMMON STOCKS -- 48.0%
                AEROSPACE -- 0.6%
         7      Boeing Co.                                              $    217
         2      General Dynamics Corp.                                       147
                                                                        --------
                                                                             364

                AIRLINES -- 0.6%
        24      Southwest Airlines, Inc.                                     376

                BANKING -- 2.1%
         7      Bank of America Corp.                                        423
         7      Bank of New York Co., Inc.                                   230
         4      First Tennessee National Corp.                               142
         6      SunTrust Banks, Inc.                                         371
         5      Wells Fargo & Co.                                            206
                                                                        --------
                                                                           1,372

                BIOTECHNOLOGY -- 0.4%
         5      Amgen, Inc. *                                                274

                BROADCASTING/CABLE -- 0.6%
        11      Comcast Corp., Class A *                                     378

                BUSINESS SERVICES -- 0.6%
        15      Sungard Data Systems, Inc. *                                 389

                COMPUTER NETWORKS -- 0.7%
        28      Cisco Systems, Inc. *                                        479

                COMPUTER SOFTWARE -- 3.1%
         6      First Data Corp.                                             426
        22      Microsoft Corp. *                                          1,269
        24      Oracle Corp. *                                               327
                                                                        --------
                                                                           2,022

                COMPUTERS/COMPUTER HARDWARE -- 1.6%
         7      Dell Computer Corp. *                                        171
         8      International Business Machines Corp.                        916
                                                                        --------
                                                                           1,087

                CONSUMER PRODUCTS -- 1.6%
         3      Colgate-Palmolive Co.                                        187
        10      Philip Morris Companies, Inc.                                467
         5      Procter & Gamble Co.                                         386
                                                                        --------
                                                                           1,040

                DIVERSIFIED -- 2.7%
        33      General Electric Co.                                       1,188
        12      Tyco International LTD (Bermuda)                             587
                                                                        --------
                                                                           1,775

                FINANCIAL SERVICES -- 4.4%
        23      Citigroup, Inc.                                            1,043
         3      Countrywide Credit Industries, Inc.                          136
        10      Federal National Mortgage Association                        771
        12      Household International, Inc.                                611
         4      Merrill Lynch & Co., Inc.                                    175
         5      Morgan Stanley Dean Witter & Co.                             251
                                                                        --------
                                                                           2,987

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                FOOD/BEVERAGE PRODUCTS -- 2.9%
         7      Anheuser-Busch Companies, Inc.                          $    307
         6      Coca-Cola Co.                                                305
         5      Kraft Foods, Inc., Class A                                   174
        11      Pepsi Bottling Group, Inc.                                   530
         9      PepsiCo, Inc.                                                421
         7      Sysco Corp.                                                  164
                                                                        --------
                                                                           1,901

                HEALTH CARE/HEALTH CARE SERVICES -- 1.3%
         5      Becton, Dickinson & Co.                                      187
         7      Biomet, Inc.                                                 214
         5      Tenet Healthcare Corp. *                                     267
         2      UnitedHealth Group, Inc.                                     158
                                                                        --------
                                                                             826

                INSURANCE -- 1.5%
         3      Ambac Financial Group, Inc.                                  162
         8      American International Group, Inc.                           634
         4      MBIA, Inc.                                                   193
                                                                        --------
                                                                             989

                MANUFACTURING -- 0.6%
         7      Illinois Tool Works, Inc.                                    428

                METALS/MINING -- 0.7%
        14      Alcoa, Inc.                                                  466

                MULTI-MEDIA -- 1.7%
        17      AOL Time Warner, Inc. *                                      541
         6      Gannett Co., Inc.                                            363
         6      Viacom, Inc., Class B *                                      210
                                                                        --------
                                                                           1,114

                OIL & GAS -- 3.2%
        12      BJ Services Co. *                                            315
         3      ChevronTexaco Corp.                                          257
        25      Exxon Mobil Corp.                                            969
        11      Royal Dutch Petroleum Co., N.Y. Registered Shares
                 (Netherlands)                                               543
                                                                        --------
                                                                           2,084

                PHARMACEUTICALS -- 6.2%
        11      Abbott Laboratories                                          587
         6      American Home Products Corp.                                 325
         8      Bristol-Myers Squibb Co.                                     452
        11      Johnson & Johnson                                            616
         5      Lilly (Eli) & Co.                                            388
        10      Merck & Co., Inc.                                            634
        28      Pfizer, Inc.                                               1,161
                                                                        --------
                                                                           4,163

                RESTAURANTS/FOOD SERVICES -- 0.7%
         9      Tricon Global Restaurants, Inc. *                            448

                RETAILING -- 3.8%
        17      Bed Bath & Beyond, Inc. *                                    415
        10      Best Buy Co., Inc. *                                         549
         7      Home Depot, Inc.                                             285

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                RETAILING -- CONTINUED
        12      Target Corp.                                            $    366
        17      Wal-Mart Stores, Inc.                                        880
                                                                        --------
                                                                           2,495

                SEMI-CONDUCTORS -- 2.6%
         8      Applied Materials, Inc. *                                    263
        30      Intel Corp.                                                  739
        14      KLA-Tencor Corp. *                                           578
         4      Novellus Systems, Inc. *                                     145
                                                                        --------
                                                                           1,725

                TELECOMMUNICATIONS -- 2.8%
         7      AT&T Corp.                                                   110
        11      BellSouth Corp.                                              411
        15      SBC Communications, Inc.                                     569
         6      Sprint Corp. (PCS Group)*                                    129
        13      Verizon Communications, Inc.                                 624
                                                                        --------
                                                                           1,843

                UTILITIES -- 1.0%
        17      Duke Energy Corp.                                            663
                ----------------------------------------------------------------
                Total Common Stocks                                       31,688
                (Cost $31,363)
                ----------------------------------------------------------------

   PRINCIPAL
    AMOUNT
     (USD)
                U.S. TREASURY SECURITIES-- 5.4%
                U.S. Treasury Notes & Bonds,
    $  570       5.00%, 08/15/11+                                            603
       200       5.25%, 02/15/29                                             205
        50       5.75%, 08/15/10, @+                                          56
     1,070       6.25%, 08/15/23+                                          1,232
       195       6.25%, 05/15/30+                                            232
       915       8.00%, 11/15/21+                                          1,253
                ----------------------------------------------------------------
                Total U.S. Treasury Securities                             3,581
                (Cost $3,386)
                ----------------------------------------------------------------

                U.S. GOVERNMENT AGENCY SECURITIES -- 7.0%
     3,544      Federal Home Loan Bank, DN, 2.46%,                         3,544
                 11/01/01+
       240      Federal Home Loan Mortgage Corp., 5.13%,                     248
                 10/15/08+
       700      Tennessee Valley Authority, 6.75%, 11/01/25+                 803
                ----------------------------------------------------------------
                Total U.S. Government Agency Securities                    4,595
                (Cost $4,452)
                ----------------------------------------------------------------

                CORPORATE NOTES & BONDS -- 12.3%
                AUTOMOTIVE -- 0.8%
        65      DaimlerChrysler NA Holding Corp., 7.75%, 01/18/11+            67
       500      Ford Motor Credit Co., 5.80%, 01/12/09+                      465
                                                                        --------
                                                                             532

                       See notes to financial statements.

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
                BANKING -- 1.9%
       110      Bank of America Corp., 7.40%, 01/15/11                  $    121
        70      Bank One Corp., 7.88%, 08/01/10+                              79
       125      BB&T Corp., 6.50%, 08/01/11+                                 130
       460      Citicorp, 7.13%, 05/15/06                                    509
       135      First Union National Bank, 7.80%, 08/18/10+                  152
        45      SunTrust Banks, Inc., 6.38%, 04/01/11                         47
       125      U.S. Bank, N.A., 6.38%, 08/01/11                             130
        65      Wells Fargo Bank, N.A., 6.45%, 02/01/11                       68
                                                                        --------
                                                                           1,236

                BROADCASTING/CABLE -- 0.1%
        75      COX Communications, Inc., 6.75%, 03/15/11                     77

                COMPUTERS/COMPUTER HARDWARE -- 0.7%
       460      International Business Machines Corp., 6.50%,                465
                 01/15/28

                FINANCIAL SERVICES-- 2.9%
       120      CIT Group, Inc., 6.50%, 02/07/06                             128
        55      Citigroup, Inc., 7.25%, 10/01/10                              61
       350      General Motors Acceptance Corp., 5.85%, 01/14/09+            330
       450      Household Finance Corp., 6.50%, 01/24/06                     476
        85      Morgan Stanley Dean Witter & Co., 6.10%, 04/15/06             89
       800      National Rural Utilities Cooperative Finance Corp.,          822
                 5.50%, 01/15/05
        40      Washington Mutual Bank FA, 6.88%, 06/15/11+                   42
                                                                        --------
                                                                           1,948

                FOOD/BEVERAGE PRODUCTS -- 0.2%
        70      Kroger Co., 7.50%, 04/01/31                                   77
        75      Safeway, Inc., 6.50%, 03/01/11                                79
                                                                        --------
                                                                             156

                INSURANCE -- 0.2%
       115      AXA Financial, Inc. (France), 7.75%, 08/01/10                130

                MULTI-MEDIA -- 0.3%
       115      AOL Time Warner, Inc., 6.75%, 04/15/11                       120
        75      Clear Channel Communications, Inc., 7.65%,
                 09/15/10                                                     80
                                                                        --------
                                                                             200

                OIL & GAS -- 0.2%
        45      Kerr-McGee Corp., 6.88%, 09/15/11                             47
        55      Tosco Corp., 8.13%, 02/15/30                                  63
                                                                        --------
                                                                             110

                PHARMACEUTICALS -- 0.5%
       290      Abbott Laboratories, 5.13%, 07/01/04                         303

                PIPELINES -- 0.1%
        60      Williams Companies, Inc., Ser. A, 7.50%, 01/15/31             60

                RETAILING -- 0.1%
        60      Target Corp., 7.00%, 07/15/31                                 64

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                SHIPPING/TRANSPORTATION-- 0.3%
        90      Burlington Northern Santa Fe Corp., 6.75%,
                 07/15/11                                               $     95
        95      Union Pacific Corp., 6.65%, 01/15/11                         100
                                                                        --------
                                                                             195

                TELECOMMUNICATIONS-- 2.1%
       500      AT&T Corp., 5.63%, 03/15/04                                  514
        55      BellSouth Capital Funding, 7.88%, 02/15/30                    64
        60      British Telecom PLC (United Kingdom), 8.88%,
                 12/15/30                                                     72
       115      Deutsche Telekom International Finance BV
                 (Netherlands), 8.00%, 06/15/10                              127
       160      France Telecom SA (France), #, 7.75%, 03/01/11               174
        65      GTE Corp., 6.94%, 04/15/28                                    67
       125      Qwest Capital Funding, Inc., 6.88%, 07/15/28                 111
       160      Sprint Capital Corp., 7.63%, 01/30/11
                Worldcom, Inc.                                               169
        65       7.50%, 05/15/11                                              66
        25       8.25%, 05/15/31                                              26
                                                                        --------
                                                                           1,390

                UTILITIES-- 1.9%
       900      Baltimore Gas & Electric Co., Ser. D, MTN, 6.90%,
                 02/01/05                                                    974
        35      DTE Energy Co., 7.05%, 06/01/11                               38
        60      Duke Capital Corp., 7.50%, 10/01/09                           67
        75      Nisource Finance Corp., 7.88%, 11/15/10                       85
        80      Progress Energy, Inc., 7.10%, 03/01/11                        87
                                                                        --------
                                                                           1,251
                ----------------------------------------------------------------
                Total Corporate Notes & Bonds                              8,117
                (Cost $7,758)
                ----------------------------------------------------------------

                RESIDENTIAL MORTGAGE BACKED SECURITIES-- 15.4%
                MORTGAGE BACKED PASS-THROUGH SECURITIES-- 15.4%
       980      Federal Home Loan Mortgage Corp., Gold Pool
                 E00532, 6.50%, 02/01/13+                                  1,021
                Federal National Mortgage Association,
       788       Pool 535497, 6.50%, 08/01/30+                               812
       750       Pool 606827, 6.50%, 10/01/31                                771
       375       TBA, 5.50%, 11/25/16                                        380
       825       TBA, 6.00%, 12/25/31                                        832
       375       TBA, 6.50%, 11/25/16                                        390
     1,625       TBA, 6.50%, 11/25/31                                      1,671
     1,960       TBA, 6.50%, 12/25/31                                      2,008
                Government National Mortgage Association,
       622       Pool 158782, 6.50%, 08/15/28+                               642
       631       Pool 781210, 6.50%, 09/15/29+                               651
       939       Pool 423130, 8.50%, 10/15/29+                             1,000
                ----------------------------------------------------------------
                Total Residential Mortgage Backed Securities              10,178
                (Cost $9,910)
                ----------------------------------------------------------------

                       See notes to financial statements.

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------
                COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.8%
       230      Bear Stearns Commercial Mortgage Securities, Ser.
                 2001-TOP2, Class A2, 6.48%, 02/15/35+                  $    245
       220      Credit Suisse First Boston Mortgage Securities
                 Corp., Ser. 2001-CF2, Class A4, 6.51%, 02/15/34+            235
       270      GMAC Commercial Mortgage Securities, Inc., Ser.
                 2001-C2, Class A2, 6.70%, 04/15/34+                         293
       750      LB-UBS Commercial Mortgage Trust, Ser. 2001-C3,
                 Class A2, 6.37%, 12/15/28+                                  797

                COMMERCIAL MORTGAGE BACKED SECURITIES -- CONTINUED
       850      Morgan Stanley Dean Witter Capital I, Ser.
                 2001-TOP3, Class A4, 6.39%, 07/15/33+                       907
                ----------------------------------------------------------------
                Total Commercial Mortgage Backed Securities                2,477
                (Cost $2,331)
                ----------------------------------------------------------------

                ASSET BACKED SECURITIES -- 4.9%
       260      AmeriCredit Automobile Receivables Trust, Ser.
                 2001-B, Class A4, 5.37%, 06/12/08                           271
       730      Capital One Master Trust, Ser. 2001-3A, Class A,
                 5.45%, 03/16/09                                             766
       750      Discover Card Master Trust I, Ser. 1993-3, Class A,
                 6.20%, 05/16/06                                             791
       680      Discover Card Master Trust, Ser. 2001-5, Class A,
                 5.30%, 11/15/06                                             711
       190      Honda Auto Receivables Owner Trust, Ser. 2001-1,
                 Class A4, 5.56%, 06/19/06                                   199
       490      MBNA Credit Card Master Note Trust, Ser. 2001-A1,
                 Class A1, 5.75%, 10/15/08                                   517
                ----------------------------------------------------------------
                Total Asset Backed Securities                              3,255
                (Cost $3,110)
--------------------------------------------------------------------------------
                Total Long-Term Investments                               63,891
                (Cost $62,310)
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENTS -- 3.2%
--------------------------------------------------------------------------------
                COMMERCIAL PAPER -- 3.0%
                BANKING -- 1.5%
     1,000      Bayerische Vereinsbank AG, 0.00%, 11/05/01+                1,000
     1,000      BNP Paribas (France), 2.78%, 12/13/01+                     1,000
                ----------------------------------------------------------------
                Total Commercial Paper                                     2,000
                (Cost $2,000)
                ----------------------------------------------------------------

    SHARES
                MONEY MARKET FUND -- 0.2%
       164      JPMorgan Prime Money Market Fund (a)                         164
                (Cost $164)
--------------------------------------------------------------------------------
                Total Short-Term Investments                               2,164
                (Cost $2,164)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                              $66,055
                (Cost $64,474)
--------------------------------------------------------------------------------

                       See notes to financial statements.

Futures Contracts:

                                                                NOTIONAL      UNREALIZED
    NUMBER                                                      VALUE AT     APPRECIATION/
      OF                                        EXPIRATION      10/31/01    (DEPRECIATION)
   CONTRACTS    DESCRIPTION                        DATE           (USD)          (USD)
------------------------------------------------------------------------------------------
                LONG FUTURES OUTSTANDING
      18        Eurodollar                    June, 2002         $4,395        $  23
      15        Eurodollar                    September, 2002     3,650            9
       1        U.S. Treasury Bonds           December, 2001        110            5

                SHORT FUTURES OUTSTANDING
      28        10 Year U.S. Treasury Notes   December, 2001      3,122         (150)

                       See notes to financial statements.

                       JPMorgan SELECT EQUITY INCOME FUND
                       PORTFOLIO OF INVESTMENTS

As of October 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 96.9%
--------------------------------------------------------------------------------
                COMMON STOCKS -- 96.9%
                AUTOMOTIVE -- 1.9%
       323      Ford Motor Co.                                          $  5,186
        64      General Motors Corp.                                       2,650
                                                                        --------
                                                                           7,836

                BANKING -- 1.9%
        69      Bank of America Corp.                                      4,070
       102      Bank of New York Co., Inc.                                 3,483
                                                                        --------
                                                                           7,553

                CHEMICALS -- 2.3%
       151      Dow Chemical Co.                                           5,022
       112      E.I. DuPont de Nemours Co.                                 4,467
                                                                        --------
                                                                           9,489

                COMPUTER NETWORKS -- 0.8%
       188      Cisco Systems, Inc. *                                      3,184

                COMPUTER SOFTWARE -- 4.6%
       215      Microsoft Corp. *                                         12,475
       445      Oracle Corp. *                                             6,028
                                                                        --------
                                                                          18,503

                COMPUTERS/COMPUTER HARDWARE -- 4.5%
       159      Hewlett-Packard Co.                                        2,668
       144      International Business Machines Corp.                     15,527
                                                                        --------
                                                                          18,195

                CONSUMER PRODUCTS -- 4.8%
       102      Gillette Co.                                               3,172
       156      Philip Morris Companies, Inc.                              7,316
       123      Procter & Gamble Co.                                       9,063
                                                                        --------
                                                                          19,551

                DIVERSIFIED -- 4.9%
       439      General Electric Co.                                      15,982
        80      Tyco International LTD (Bermuda)                           3,917
                                                                        --------
                                                                          19,899

                ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.4%
        34      Emerson Electric Co.                                       1,646

                FINANCIAL SERVICES -- 8.8%
       206      American Express Co.                                       6,059
       368      Citigroup, Inc.                                           16,757
       130      Merrill Lynch & Co., Inc.                                  5,696
       154      Morgan Stanley Dean Witter & Co.                           7,519
                                                                        --------
                                                                          36,031

                FOOD/BEVERAGE PRODUCTS -- 6.7%
       182      Anheuser-Busch Companies, Inc.                             7,590
       103      Coca-Cola Co.                                              4,944
       106      PepsiCo, Inc.                                              5,174
       402      Sysco Corp.                                                9,681
                                                                        --------
                                                                          27,389

                INSURANCE -- 3.9%
       199      American International Group, Inc.                        15,658

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------
                MACHINERY & ENGINEERING EQUIPMENT -- 3.2%
       152      Caterpillar, Inc.                                       $  6,804
       183      Dover Corp.                                                6,031
                                                                        --------
                                                                          12,835

                MANUFACTURING -- 0.5%
        73      Honeywell International, Inc.                              2,151

                MULTI-MEDIA -- 0.4%
        97      The Walt Disney Co.                                        1,795

                OIL & GAS -- 7.3%
        87      ChevronTexaco Corp.                                        7,668
       261      Exxon Mobil Corp.                                         10,277
        49      Noble Drilling Corp. *                                     1,485
       142      Royal Dutch Petroleum Co., N.Y. Registered Shares
                 (Netherlands)                                             7,181
        63      Santa Fe International Corp.                               1,529
        27      Schlumberger LTD                                           1,317
                                                                        --------
                                                                          29,457

                PAPER/FOREST PRODUCTS -- 0.7%
        75      International Paper Co.                                    2,673

                PHARMACEUTICALS -- 16.2%
       159      Abbott Laboratories                                        8,449
       128      American Home Products Corp.                               7,173
       154      Bristol-Myers Squibb Co.                                   8,210
       133      Johnson & Johnson                                          7,695
       135      Lilly (Eli) & Co.                                         10,309
       111      Merck & Co., Inc.                                          7,094
       312      Pfizer, Inc.                                              13,060
       101      Pharmacia Corp.                                            4,101
                                                                        --------
                                                                          66,091

                RESTAURANTS/FOOD SERVICES -- 0.5%
        81      McDonald's Corp.                                           2,121

                RETAILING -- 6.2%
       106      Home Depot, Inc.                                           4,050
       153      Limited, Inc.                                              1,707
        87      May Department Stores Co.                                  2,726
       189      Target Corp.                                               5,900
       212      Wal-Mart Stores, Inc.                                     10,904
                                                                        --------
                                                                          25,287

                SEMI-CONDUCTORS -- 4.4%
       402      Intel Corp.                                                9,806
       284      Texas Instruments, Inc.                                    7,963
                                                                        --------
                                                                          17,769

                TELECOMMUNICATIONS -- 7.6%
       167      BellSouth Corp.                                            6,174
       304      SBC Communications, Inc.                                  11,604
       262      Verizon Communications, Inc.                              13,036
                                                                        --------
                                                                          30,814

                TELECOMMUNICATIONS EQUIPMENT -- 0.7%
       171      Motorola, Inc.                                             2,794

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------
                UTILITIES -- 3.7%
        52      Dominion Resources, Inc.                                $  3,158
       229      Duke Energy Corp.                                          8,803
        63      TXU Corp.                                                  2,879
                                                                        --------
                                                                          14,840
--------------------------------------------------------------------------------
                Total Common Stocks                                      393,561
                (Cost $429,669)
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT -- 3.1%
--------------------------------------------------------------------------------
                MONEY MARKET FUND -- 3.1%
    12,584      JPMorgan Prime Money Market Fund (a)                      12,584
                (Cost $12,584)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                             $406,145
                (Cost $442,253)
--------------------------------------------------------------------------------

                       See notes to financial statements.

                     JPMorgan SELECT LARGE CAP EQUITY FUND
                     PORTFOLIO OF INVESTMENTS

As of October 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 97.2%
---------------------------------------------------------------------------------
                COMMON STOCKS -- 97.2%
                AEROSPACE -- 1.1%
        43      Boeing Co.                                              $  1,416
        11      General Dynamics Corp.                                       930
                                                                        --------
                                                                           2,346

                AIRLINES -- 1.2%
       154      Southwest Airlines, Inc.                                   2,445

                BANKING -- 4.2%
        46      Bank of America Corp.                                      2,709
        44      Bank of New York Co., Inc.                                 1,496
        26      First Tennessee National Corp.                               905
        40      SunTrust Banks, Inc.                                       2,393
        34      Wells Fargo & Co.                                          1,356
                                                                        --------
                                                                           8,859

                BIOTECHNOLOGY -- 0.8%
        31      Amgen, Inc. *                                              1,761

                BROADCASTING/CABLE -- 1.2%
        68      Comcast Corp., Class A *                                   2,443

                BUSINESS SERVICES -- 1.2%
       101      Sungard Data Systems, Inc. *                               2,535

                COMPUTER NETWORKS -- 1.5%
       184      Cisco Systems, Inc. *                                      3,115

                COMPUTER SOFTWARE -- 6.3%
        41      First Data Corp.                                           2,738
       145      Microsoft Corp. *                                          8,407
       157      Oracle Corp. *                                             2,135
                                                                        --------
                                                                          13,280

                COMPUTERS/COMPUTER HARDWARE -- 3.4%
        46      Dell Computer Corp. *                                      1,095
        56      International Business Machines Corp.                      6,092
                                                                        --------
                                                                           7,187

                CONSUMER PRODUCTS -- 3.2%
        21      Colgate-Palmolive Co.                                      1,191
        65      Philip Morris Companies, Inc.                              3,021
        34      Procter & Gamble Co.                                       2,536
                                                                        --------
                                                                           6,748

                DIVERSIFIED -- 5.4%
       211      General Electric Co.                                       7,693
        77      Tyco International LTD (Bermuda)                           3,774
                                                                        --------
                                                                          11,467

                FINANCIAL SERVICES -- 9.1%
       148      Citigroup, Inc.                                            6,740
        22      Countrywide Credit Industries, Inc.                          890
        62      Federal National Mortgage Association                      5,012
        75      Household International, Inc.                              3,896
        25      Merrill Lynch & Co., Inc.                                  1,087
        34      Morgan Stanley Dean Witter & Co.                           1,655
                                                                        --------
                                                                          19,280

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------
                FOOD/BEVERAGE PRODUCTS -- 5.8%
        48      Anheuser-Busch Companies, Inc.                          $  1,985
        41      Coca-Cola Co.                                              1,958
        34      Kraft Foods, Inc., Class A                                 1,145
        73      Pepsi Bottling Group, Inc.                                 3,396
        58      PepsiCo, Inc.                                              2,801
        44      Sysco Corp.                                                1,050
                                                                        --------
                                                                          12,335

                HEALTH CARE/HEALTH CARE SERVICES -- 2.5%
        35      Becton, Dickinson & Co.                                    1,240
        45      Biomet, Inc.                                               1,385
        30      Tenet Healthcare Corp. *                                   1,730
        15      UnitedHealth Group, Inc.                                     967
                                                                        --------
                                                                           5,322

                INSURANCE -- 3.1%
        21      Ambac Financial Group, Inc.                                1,024
        54      American International Group, Inc.                         4,213
        27      MBIA, Inc.                                                 1,237
                                                                        --------
                                                                           6,474

                MANUFACTURING -- 1.3%
        48      Illinois Tool Works, Inc.                                  2,758

                METALS/MINING -- 1.4%
        95      Alcoa, Inc.                                                3,052

                MULTI-MEDIA -- 3.4%
       113      AOL Time Warner, Inc. *                                    3,512
        37      Gannett Co., Inc.                                          2,354
        37      Viacom, Inc., Class B *                                    1,360
                                                                        --------
                                                                           7,226

                OIL & GAS -- 6.4%
        80      BJ Services Co. *                                          2,056
        19      ChevronTexaco Corp.                                        1,694
       160      Exxon Mobil Corp.                                          6,328
        69      Royal Dutch Petroleum Co., N.Y. Registered Shares
                 (Netherlands)                                             3,507
                                                                        --------
                                                                          13,585

                PHARMACEUTICALS -- 12.8%
        71      Abbott Laboratories                                        3,771
        38      American Home Products Corp.                               2,109
        56      Bristol-Myers Squibb Co.                                   3,007
        69      Johnson & Johnson                                          3,981
        34      Lilly (Eli) & Co.                                          2,565
        64      Merck & Co., Inc.                                          4,105
       179      Pfizer, Inc.                                               7,516
                                                                        --------
                                                                          27,054

                RESTAURANTS/FOOD SERVICES -- 1.4%
        59      Tricon Global Restaurants, Inc. *                          2,961

                RETAILING -- 7.6%
       107      Bed Bath & Beyond, Inc. *                                  2,684
        65      Best Buy Co., Inc. *                                       3,542
        48      Home Depot, Inc.                                           1,840


                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------
                RETAILING -- CONTINUED
        75      Target Corp.                                            $  2,334
       110      Wal-Mart Stores, Inc.                                      5,672
                                                                        --------
                                                                          16,072

                SEMI-CONDUCTORS -- 5.3%
        50      Applied Materials, Inc. *                                  1,693
       197      Intel Corp.                                                4,805
        92      KLA-Tencor Corp. *                                         3,771
        28      Novellus Systems, Inc. *                                     928
                                                                        --------
                                                                          11,197

                TELECOMMUNICATIONS -- 5.6%
        46      AT&T Corp.                                                   706
        71      BellSouth Corp.                                            2,643
        97      SBC Communications, Inc.                                   3,714
        37      Sprint Corp. (PCS Group) *                                   827
        81      Verizon Communications, Inc.                               4,055
                                                                        --------
                                                                          11,945

                UTILITIES -- 2.0%
       112      Duke Energy Corp.                                          4,283
--------------------------------------------------------------------------------
                Total Common Stocks                                      205,730
                (Cost $226,097)
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT -- 2.8%
--------------------------------------------------------------------------------
                MONEY MARKET FUND -- 2.8%
     5,922      JPMorgan Prime Money Market Fund (a)                       5,922
                (Cost $5,922)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                             $211,652
                (Cost $232,019)
--------------------------------------------------------------------------------

                       See notes to financial statements.

                     JPMorgan SELECT LARGE CAP GROWTH FUND
                     PORTFOLIO OF INVESTMENTS

As of October 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 99.5%
--------------------------------------------------------------------------------
                COMMON STOCKS -- 99.5%
                AEROSPACE -- 0.9%
        48      General Dynamics Corp.                                  $  3,892

                AUTOMOTIVE -- 0.3%
        25      AutoZone, Inc. *                                           1,475

                BIOTECHNOLOGY -- 2.7%
       146      Amgen, Inc. *                                              8,267
        59      Genzyme Corp. - General Division *                         3,205
                                                                        --------
                                                                          11,472

                BROADCASTING/CABLE -- 0.6%
        66      Comcast Corp., Class A *                                   2,357

                BUSINESS SERVICES -- 0.6%
        30      Affiliated Computer Services, Inc., Class A *              2,677

                COMPUTER NETWORKS -- 2.0%
       368      Cisco Systems, Inc. *                                      6,226
        37      Electronic Data Systems Corp.                              2,388
                                                                        --------
                                                                           8,614

                COMPUTER SOFTWARE -- 11.6%
       125      Computer Associates International, Inc.                    3,860
        90      Intuit, Inc. *                                             3,608
       602      Microsoft Corp. *                                         35,028
       453      Oracle Corp. *                                             6,148
                                                                        --------
                                                                          48,644

                COMPUTERS/COMPUTER HARDWARE -- 6.3%
       248      EMC Corp. *                                                3,061
       219      International Business Machines Corp.                     23,700
                                                                        --------
                                                                          26,761

                CONSUMER PRODUCTS -- 3.3%
       230      Philip Morris Companies, Inc.                             10,750
        44      Procter & Gamble Co.                                       3,215
                                                                        --------
                                                                          13,965

                DIVERSIFIED -- 4.7%
       547      General Electric Co.                                      19,898

                FINANCIAL SERVICES -- 8.9%
       116      Citigroup, Inc.                                            5,292
       142      Countrywide Credit Industries, Inc.                        5,686
        82      Federal National Mortgage Association                      6,606
       205      Goldman Sachs Group, Inc.                                 16,008
        51      USA Education, Inc.                                        4,151
                                                                        --------
                                                                          37,743

                FOOD/BEVERAGE PRODUCTS -- 6.1%
       142      Coca-Cola Co.                                              6,782
       122      Kraft Foods, Inc., Class A                                 4,114
       309      PepsiCo, Inc.                                             15,064
                                                                        --------
                                                                          25,960

                HEALTH CARE/HEALTH CARE SERVICES -- 4.9%
        56      Baxter International, Inc.                                 2,728
        84      Becton, Dickinson & Co.                                    2,995

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------
                HEALTH CARE/HEALTH CARE SERVICES -- CONTINUED
       143      Biomet, Inc.                                            $  4,352
        55      Stryker Corp.                                              3,093
        53      Tenet Healthcare Corp. *                                   3,060
        67      UnitedHealth Group, Inc.                                   4,386
                                                                        --------
                                                                          20,614

                INSURANCE -- 0.9%
       100      Aon Corp.                                                  3,800

                OIL & GAS -- 0.7%
        74      Exxon Mobil Corp.                                          2,911

                PHARMACEUTICALS -- 20.4%
        30      Biovail Corp. (Canada) *                                   1,413
       146      Bristol-Myers Squibb Co.                                   7,808
        86      Cardinal Health, Inc.                                      5,783
        19      Forest Laboratories, Inc. *                                1,383
       277      Johnson & Johnson                                         16,044
        33      King Pharmaceuticals, Inc. *                               1,267
        54      Lilly (Eli) & Co.                                          4,100
       232      Merck & Co., Inc.                                         14,790
       194      Mylan Laboratories, Inc.                                   7,155
       626      Pfizer, Inc.                                              26,237
                                                                        --------
                                                                          85,980

                RESTAURANTS/FOOD SERVICES -- 4.5%
       380      Tricon Global Restaurants, Inc. *                         19,239

                RETAILING -- 14.0%
       180      Bed Bath & Beyond, Inc. *                                  4,513
        81      BJ's Wholesale Club, Inc. *                                4,130
        94      Kohl's Corp. *                                             5,237
       280      Lowe's Companies, Inc.                                     9,531
       362      Target Corp.                                              11,281
       435      Wal-Mart Stores, Inc.                                     22,361
        61      Walgreen Co.                                               1,975
                                                                        --------
                                                                          59,028

                SEMI-CONDUCTORS -- 5.2%
        67      Applied Materials, Inc. *                                  2,284
       762      Intel Corp.                                               18,616
        29      KLA-Tencor Corp. *                                         1,201
                                                                        --------
                                                                          22,101

                TELECOMMUNICATIONS -- 0.9%
        80      Verizon Communications, Inc.                               3,965
--------------------------------------------------------------------------------
                Total Common Stocks                                      421,096
                (Cost $439,137)
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT -- 0.5%
--------------------------------------------------------------------------------
                MONEY MARKET FUND -- 0.5%
     2,165      JPMorgan Prime Money Market Fund (a)                       2,165
                (Cost $2,165)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                             $423,261
                (Cost $441,302)
--------------------------------------------------------------------------------

                       See notes to financial statements.

                      JPMorgan SELECT MID CAP EQUITY FUND
                      PORTFOLIO OF INVESTMENTS

As of October 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 92.6%
--------------------------------------------------------------------------------
                COMMON STOCKS -- 92.6%
                APPAREL -- 1.6%
        76      Jones Apparel Group, Inc. *                             $  2,098

                AUTOMOTIVE -- 0.7%
        22      BorgWarner, Inc.                                             940

                BANKING -- 7.4%
        36      Associated Banc-Corp                                       1,239
        32      Commerce Bancshares, Inc.                                  1,161
        57      Compass Bancshares, Inc.                                   1,427
        62      Cullen/Frost Bankers, Inc.                                 1,672
        48      FirstMerit Corp.                                           1,108
        33      Mercantile Bankshares Corp.                                1,261
        45      TCF Financial Corp.                                        1,889
                                                                        --------
                                                                           9,757

                BIOTECHNOLOGY -- 2.8%
        39      Genzyme Corp. - General Division *                         2,105
        15      IDEC Pharmaceuticals Corp. *                                 899
        20      Protein Design Labs, Inc. *                                  660
                                                                        --------
                                                                           3,664

                BROADCASTING/CABLE -- 0.7%
        38      Univision Communications, Inc., Class A*                     950

                BUSINESS SERVICES -- 9.3%
        48      Affiliated Computer Services, Inc., Class A *              4,226
       160      Concord EFS, Inc. *                                        4,380
        55      Manpower, Inc.                                             1,571
        87      Sungard Data Systems, Inc. *                               2,192
                                                                        --------
                                                                          12,369

                COMPUTER SOFTWARE -- 1.7%
        37      Rational Software Corp. *                                    485
        13      Synopsys, Inc. *                                             611
        40      Veritas Software Corp. *                                   1,136
                                                                        --------
                                                                           2,232

                CONSTRUCTION -- 1.2%
        43      Lennar Corp.                                               1,559

                CONSTRUCTION MATERIALS -- 2.8%
        41      American Standard Companies, Inc. *                        2,374
        33      Martin Marietta Materials, Inc.                            1,317
                                                                        --------
                                                                           3,691

                ELECTRONICS/ELECTRICAL EQUIPMENT -- 4.4%
        33      Amphenol Corp., Class A *                                  1,470
        66      PerkinElmer, Inc.                                          1,776
        37      SCI Systems, Inc. *                                          751
       100      Vishay Intertechnology, Inc. *                             1,887
                                                                        --------
                                                                           5,884

                ENTERTAINMENT/LEISURE -- 3.5%
        76      Harrah's Entertainment, Inc. *                             2,213
       175      Park Place Entertainment Corp. *                           1,253
        45      Sabre Group Holdings, Inc. *                               1,184
                                                                        --------
                                                                           4,650

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------
                FINANCIAL SERVICES -- 2.2%
        50      A.G. Edwards, Inc.                                      $  1,977
        20      Golden West Financial Corp.                                  972
                                                                        --------
                                                                           2,949

                FOOD/BEVERAGE PRODUCTS -- 2.2%
        63      Pepsi Bottling Group, Inc.                                 2,928

                HEALTH CARE/HEALTH CARE SERVICES -- 11.1%
        96      Cytyc Corp. *                                              2,517
        70      Dentsply International, Inc.                               3,150
       153      Health Management Associates, Inc., Class A *              2,982
       153      Healthsouth Corp. *                                        1,992
        83      Oxford Health Plans, Inc. *                                1,955
        40      Stryker Corp.                                              2,250
                                                                        --------
                                                                          14,846

                INSURANCE -- 5.8%
        98      ACE LTD (Bermuda)                                          3,455
        76      Radian Group, Inc.                                         2,574
        45      Torchmark Corp.                                            1,666
                                                                        --------
                                                                           7,695

                INTERNET SERVICES/SOFTWARE -- 1.9%
        80      Riverstone Networks, Inc. *                                1,018
        50      TMP Worldwide, Inc. *                                      1,492
                                                                        --------
                                                                           2,510

                MACHINERY & ENGINEERING EQUIPMENT -- 1.5%
        44      Zebra Technologies Corp., Class A *                        2,028

                MANUFACTURING -- 1.1%
        30      FMC Corp. *                                                1,424

                MULTI-MEDIA -- 1.1%
        87      Belo Corp., Class A                                        1,488

                OIL & GAS -- 6.2%
        52      Cooper Cameron Corp. *                                     2,028
        30      Nabors Industries, Inc. *                                    922
        31      Noble Drilling Corp. *                                       947
        23      PanCanadian Energy Corp. (Canada)*                           625
        65      Santa Fe International Corp.                               1,582
        60      Talisman Energy, Inc. (Canada)                             2,107
                                                                        --------
                                                                           8,211

                PAPER/FOREST PRODUCTS -- 0.9%
        27      Bowater, Inc.                                              1,207

                PHARMACEUTICALS -- 4.7%
        44      AmerisourceBergen Corp. *                                  2,796
        37      Biovail Corp. (Canada) *                                   1,749
        35      Watson Pharmaceuticals, Inc. *                             1,669
                                                                        --------
                                                                           6,214

                PIPELINES -- 1.1%
        29      El Paso Corp.                                              1,423

                REAL ESTATE -- 0.7%
        33      LNR Property Corp.                                           909

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUST -- 1.1%
        56      Equity Residential Properties Trust                      $ 1,453

                RESTAURANTS/FOOD SERVICES -- 1.3%
        70      Brinker International, Inc. *                              1,778

                RETAILING -- 2.7%
        30      BJ's Wholesale Club, Inc. *                                1,523
        39      Federated Department Stores, Inc. *                        1,248
        47      Linens `n Things, Inc. *                                     855
                                                                        --------
                                                                           3,626

                SEMI-CONDUCTORS -- 3.8%
        57      Altera Corp. *                                             1,151
        50      Intersil Corp., Class A *                                  1,638
        72      Microchip Technology, Inc. *                               2,248
                                                                        --------
                                                                           5,037

                SHIPPING/TRANSPORTATION -- 1.3%
        65      C.H. Robinson Worldwide, Inc.                              1,740

                TELECOMMUNICATIONS -- 1.6%
        48      U.S. Cellular Corp. *                                      2,143

                TRANSPORTATION -- 0.4%
        30      Canadian Pacific Railway LTD (Canada)*                       497

                UTILITIES -- 3.8%
        20      Alliant Energy Corp.                                         588
        35      American Water Works, Inc.                                 1,421
        28      Nicor, Inc.                                                1,089
        32      NiSource, Inc.                                               760
        44      Scana Corp.                                                1,133
                                                                        --------
                                                                           4,991
--------------------------------------------------------------------------------
                Total Common Stocks                                      122,891
                (Cost $108,602)
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT -- 7.4%
--------------------------------------------------------------------------------
                MONEY MARKET FUND -- 7.4%
     9,845      JPMorgan Prime Money Market Fund (a)                       9,845
                (Cost $9,845)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                             $132,736
                (Cost $118,447)
--------------------------------------------------------------------------------

                      See notes to financial statements.

                     JPMorgan SELECT SMALL CAP EQUITY FUND
                     PORTFOLIO OF INVESTMENTS

As of October 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 96.6%
--------------------------------------------------------------------------------
                COMMON STOCKS -- 96.6%
                ADVERTISING -- 1.0%
        79      ADVO, Inc. *                                             $ 2,837

                AEROSPACE -- 2.3%
        57      Alliant Techsystems, Inc. *                                4,961
        88      B/E Aerospace, Inc.*                                         711
        69      Esterline Technologies Corp. *                               933
                                                                        --------
                                                                           6,605

                AIRLINES -- 0.6%
        93      Skywest, Inc.                                              1,695

                AUTOMOTIVE -- 3.1%
        37      BorgWarner, Inc.                                           1,566
       200      Copart, Inc. *                                             5,855
       101      Lithia Motors, Inc., Class A *                             1,702
                                                                        --------
                                                                           9,123

                BANKING -- 5.5%
       289      Colonial BancGroup, Inc.                                   3,642
        49      Commerce Bancorp, Inc.                                     3,546
        89      Cullen/Frost Bankers, Inc.                                 2,398
        48      East-West Bancorp, Inc.                                    1,082
        59      Southwest Bancorp of Texas, Inc. *                         1,696
        75      UCBH Holdings, Inc.                                        2,169
        57      United Bankshares, Inc.                                    1,540
                                                                        --------
                                                                          16,073

                BIOTECHNOLOGY -- 1.0%
        46      Cephalon, Inc. *                                           2,894

                BROADCASTING/CABLE -- 1.4%
       201      Entravision Communications Corp., Class A *                2,126
        87      Westwood One, Inc. *                                       2,071
                                                                        --------
                                                                           4,197

                BUSINESS SERVICES -- 6.7%
        68      ChoicePoint, Inc. *                                        2,928
        86      F.Y.I., Inc. *                                             3,086
        41      Fair, Isaac & Co., Inc.                                    1,961
       150      Iron Mountain, Inc. *                                      5,854
       108      NDCHealth Corp.                                            3,809
       125      On Assignment, Inc. *                                      2,021
                                                                        --------
                                                                          19,659

                CHEMICALS -- 2.9%
        49      Cabot Microelectronics Corp. *                             3,228
        67      OM Group, Inc.                                             4,063
        60      Spartech Corp.                                             1,230
                                                                        --------
                                                                           8,521

                COMPUTER NETWORKS -- 1.2%
        40      Avocent Corp. *                                              741
        65      Black Box Corp. *                                          2,922
                                                                        --------
                                                                           3,663

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------
                COMPUTER SOFTWARE -- 1.8%
        71      Advent Software, Inc. *                                  $ 2,747
       128      Mentor Graphics Corp. *                                    2,417
                                                                        --------
                                                                           5,164

                COMPUTERS/COMPUTER HARDWARE -- 2.6%
        89      CACI International, Inc., Class A *                        5,533
        42      Mercury Computer Systems, Inc. *                           1,995
                                                                        --------
                                                                           7,528

                CONSTRUCTION -- 3.4%
       129      D.R. Horton, Inc.                                          2,880
        88      EMCOR Group, Inc. *                                        3,461
         9      NVR, Inc.*                                                 1,361
        69      Toll Brothers, Inc. *                                      2,150
                                                                        --------
                                                                           9,852

                CONSTRUCTION MATERIALS -- 0.5%
        52      Florida Rock Industries, Inc.                              1,470

                CONSUMER SERVICES -- 0.6%
        55      Education Management Corp. *                               1,903

                ELECTRONICS/ELECTRICAL EQUIPMENT -- 3.9%
       146      Gentex Corp. *                                             3,465
       153      PerkinElmer, Inc.                                          4,123
       157      Technitrol, Inc.                                           3,916
                                                                        --------
                                                                          11,504

                ENGINEERING SERVICES -- 1.2%
        55      Jacobs Engineering Group, Inc. *                           3,605

                ENVIRONMENTAL SERVICES -- 1.8%
        91      Tetra Tech, Inc. *                                         2,363
       104      Waste Connections, Inc. *                                  3,036
                                                                        --------
                                                                           5,399

                FINANCIAL SERVICES -- 2.2%
        51      Affiliated Managers Group, Inc.*                           3,165
       109      Raymond James Financial Corp.                              3,172
                                                                        --------
                                                                           6,337

                FOOD/BEVERAGE PRODUCTS-- 4.5%
        94      Constellation Brands, Inc. *                               3,837
       121      Fleming Companies, Inc.                                    2,906
       220      Performance Food Group Co. *                               6,478
                                                                        --------
                                                                          13,221

                HEALTH CARE/HEALTH CARE SERVICES -- 11.1%
       195      Community Health Systems, Inc. *                           4,870
       139      Cooper Companies, Inc.                                     6,691
        51      Molecular Devices Corp. *                                    822
       128      Oxford Health Plans, Inc. *                                3,020
       154      Patterson Dental Co. *                                     5,839
       254      Province Healthcare Co. *                                  6,995
        42      RehabCare Group, Inc. *                                    1,069
        48      Varian Medical Systems, Inc. *                             3,194
                                                                        --------
                                                                          32,500

                HOTELS/OTHER LODGING -- 1.0%
       214      Extended Stay America, Inc. *                              2,885

                        See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                INSURANCE -- 5.1%
        66      Arthur J. Gallagher & Co.                                $ 2,419
        71      Brown & Brown, Inc.                                        4,052
       151      HCC Insurance Holdings, Inc.                               4,145
        75      Hilb, Rogal & Hamilton Co.                                 4,331
                                                                         -------
                                                                          14,947

                MACHINERY & ENGINEERING EQUIPMENT -- 1.2%
       113      Brooks Automation, Inc. *                                  3,661

                METALS/MINING -- 0.4%
       134      Century Aluminum Co.                                       1,306

                MULTI-MEDIA -- 0.7%
        65      Entercom Communications Corp., Class A *                   2,180

                OIL & GAS -- 5.2%
        90      Louis Dreyfus Natural Gas *                                3,563
        68      Newfield Exploration Co. *                                 2,374
       229      Pride International, Inc. *                                2,949
        80      The Laclede Group, Inc.                                    1,822
        85      Varco International, Inc. *                                1,281
        84      Vintage Petroleum, Inc.                                    1,464
        97      XTO Energy, Inc.                                           1,751
                                                                         -------
                                                                          15,204

                PHARMACEUTICALS -- 3.6%
        40      AdvancePCS, Inc. *                                         2,455
        50      AmerisourceBergen Corp. *                                  3,178
       111      Scios, Inc. *                                              2,557
        77      Syncor International Corp. *                               2,230
                                                                         -------
                                                                          10,420

                REAL ESTATE INVESTMENT TRUST -- 1.7%
        86      Alexandria Real Estate Equities                            3,458
        36      Chelsea Property Group, Inc.                               1,599
                                                                         -------
                                                                           5,057

                RESTAURANTS/FOOD SERVICES -- 1.3%
        70      Jack in the Box, Inc. *                                    1,715
        66      Sonic Corp. *                                              2,210
                                                                         -------
                                                                           3,925

                RETAILING -- 4.2%
       103      BJ's Wholesale Club, Inc. *                                5,209
       139      Chico's FAS, Inc. *                                        3,620
        53      Genesco, Inc. *                                              958
       118      Luby's, Inc. *                                               714
        57      School Specialty, Inc. *                                   1,761
                                                                         -------
                                                                          12,262

                SEMI-CONDUCTORS -- 5.9%
        57      Actel Corp. *                                              1,061
        53      Alpha Industries, Inc. *                                   1,244
        51      International Rectifier Corp. *                            1,801
       102      Microsemi Corp. *                                          3,577
       175      Semtech Corp. *                                            6,598
       123      Varian, Inc. *                                             3,108
                                                                         -------
                                                                          17,389

                      See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                SHIPPING/TRANSPORTATION -- 1.4%
       156      C.H. Robinson Worldwide, Inc.                            $ 4,169

                TELECOMMUNICATIONS -- 0.8%
       126      Price Communications Corp. *                               2,291

                TELECOMMUNICATIONS EQUIPMENT -- 1.0%
       145      Commscope, Inc. *                                          2,827

                TEXTILES -- 1.6%
       111      Mohawk Industries, Inc. *                                  4,784

                UTILITIES -- 2.2%
        85      American States Water Co.                                  2,822
       152      Public Service Co. of New Mexico                           3,734
                                                                         -------
                                                                           6,556
--------------------------------------------------------------------------------
                Total Common Stocks                                     $283,613
                (Cost $250,751)
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT -- 3.4%
--------------------------------------------------------------------------------
                MONEY MARKET FUND -- 3.4%
     9,873      JPMorgan Prime Money Market Fund (a)                       9,873
                (Cost $9,873)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                             $293,486
                (Cost $260,624)
--------------------------------------------------------------------------------

                      See notes to financial statements.

                  JPMorgan SELECT INTERNATIONAL EQUITY FUND
                           PORTFOLIO OF INVESTMENTS

As of October 31, 2001
(Amounts in Thousands)

SHARES          ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- 100.0%
--------------------------------------------------------------------------------
                COMMON STOCKS -- 100.0%
                AUSTRALIA -- 1.7%
        85      National Australia Bank LTD                              $ 1,314
       109      News Corp. LTD                                               751
       124      Woodside Petroleum LTD                                       870
                                                                         -------
                                                                           2,935

                BELGIUM -- 1.4%
       164      Dexia Group                                                2,526

                BRAZIL -- 0.4%
        41      Unibanco Uniao de Brancos Brasileiros SA (Brazil),
                 GDR                                                         645

                FINLAND -- 3.2%
       271      Nokia OYJ                                                  5,665

                FRANCE -- 12.4%
        38      Aventis SA                                                 2,816
       146      AXA SA                                                     3,186
        24      BNP Paribas                                                2,033
        21      Cap Gemini SA                                              1,171
        17      Compagnie de Saint-Gobain                                  2,361
        38      Dassault Systemes SA                                       1,498
        13      Imerys SA                                                  1,178
        54      Total Fina Elf SA                                          7,541
                                                                         -------
                                                                          21,784

                GERMANY -- 8.9%
       109      Bayer AG                                                   3,207
        87      Bayerische Motoren Werke AG                                2,579
        66      Deutsche Bank AG                                           3,670
        90      Deutsche Post AG                                           1,287
        71      Heidelberger Zement AG                                     2,946
        42      Siemens AG                                                 2,017
                                                                         -------
                                                                          15,706

                HONG KONG -- 2.2%
       244      Cheung Kong Holdings LTD                                   2,064
       348      Henderson Land Development Co. LTD                         1,118
       581      MTR Corp.                                                    756
                                                                         -------
                                                                           3,938

                ITALY -- 4.5%
       493      ENI-Ente Nazionale Idrocarburi SPA                         6,186
       200      Telecom Italia SPA                                         1,667
                                                                         -------
                                                                           7,853

                JAPAN -- 18.4%
        21      Acom Co. LTD                                               1,712
        94      Canon, Inc.                                                2,734
         0      Fuji Television Network, Inc.                                763
        12      Hirose Electric Co. LTD                                      858
        42      Honda Motor Co. LTD                                        1,488
        26      Hoya Corp.                                                 1,558
       123      Kaneka Corp.                                                 853
        58      KAO Corp.                                                  1,374
        35      Murata Manufacturing Co. LTD                               2,171
       391      Nikko Cordial Corp.                                        2,111
        10      Nintendo Co. LTD                                           1,527

                      See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                Japan -- Continued
        ^0      Nippon Telegraph & Telephone Corp.                         $ 511
        ^0      Nippon Unipac Holding                                        832
        ^0      NTT Docomo, Inc.                                           2,726
        ^0      Orix Corp.                                                     5
        13      Rohm Co. LTD                                               1,331
        55      Sony Corp.                                                 2,073
       210      Sumitomo Corp.                                             1,228
        38      Takeda Chemical Industries LTD                             1,841
        17      Takefuji Corp.                                             1,436
        27      TDK Corp.                                                  1,182
        46      Terumo Corp.                                                 768
        40      Yamanouchi Pharmaceutical Co. LTD                          1,186
                                                                         -------
                                                                          32,268

                NETHERLANDS -- 6.3%
       115      ABN Amro Holding NV                                        1,756
       170      Elsevier NV                                                1,971
        50      Fortis (NL) NV                                             1,192
       133      ING Groep NV                                               3,327
       121      Koninklijke Philips Electronics NV                         2,752
                                                                         -------
                                                                          10,998

                PORTUGAL -- 0.7%
       141      Brisa-Auto Estradas de Portugal SA                         1,256

                SOUTH KOREA -- 1.6%
        47      Korea Telecom Corp., ADR                                     940
        53      Pohang Iron & Steel Co. LTD, ADR                             911
        12      Samsung Electronics, GDR, #                                  912
                                                                         -------
                                                                           2,763

                SPAIN -- 2.8%
       178      Altadis SA                                                 2,928
        60      Banco Popular Espanol                                      1,999
                                                                         -------
                                                                           4,927

                SWEDEN -- 1.1%
       418      Nordea AB                                                  1,850

                SWITZERLAND -- 5.5%
        11      Nestle SA                                                  2,213
        97      Novartis AG                                                3,624
        40      Roche Holding AG                                           2,746
         5      Zurich Financial Services AG                               1,094
                                                                         -------
                                                                           9,677

                TAIWAN -- 0.4%
       134      United Microelectronics, ADR *                               762

                UNITED KINGDOM -- 28.5%
        77      Abbey National PLC                                         1,140
       177      Allied Domecq PLC (United Kingdom)                           902
        78      Anglo American PLC                                           994
        18      Autonomy Corp. PLC *                                          78
       696      BAE Systems PLC                                            3,378
       112      Barclays PLC                                               3,378
       654      BG Group PLC                                               2,474
        69      Boc Group PLC                                                934
       106      Brambles Industries PLC *                                    530
       221      CGNU PLC                                                   2,649
       217      Compass Group PLC                                          1,584
       157      GKN PLC                                                      606
       166      GlaxoSmithKline PLC                                        4,466

                      See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                United Kingdom -- Continued
       602      Lattice Group PLC                                        $ 1,354
        94      Reckitt Benckiser PLC                                      1,307
       205      Reuters Group PLC                                          1,939
       108      Rio Tinto PLC                                              1,752
       209      Schroders PLC                                              2,099
       175      Six Continents PLC                                         1,594
       920      Tesco PLC                                                  3,246
       265      The British Land Company PLC                               1,717
       322      Unilever PLC                                               2,336
     3,453      Vodafone Group PLC                                         7,984
       238      Wolseley PLC                                               1,549
                                                                         -------
                                                                          49,990
                ----------------------------------------------------------------
                Total Common Stocks                                      175,543
                (Cost $213,556)
                ----------------------------------------------------------------


   PRINCIPAL
    AMOUNT
     (DEM)

                CONVERTIBLE BONDS -- 0.0%
                GERMANY -- 0.0%
        73      DaimlerChrysler AG, 5.75%, 06/15/02                           33
                (Cost $56)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                             $175,576
                (Cost $213,612)
--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, OCTOBER 31, 2001

INDUSTRY                                              % OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------
Telecommunications                                               11.2%
Oil & Gas                                                        10.5
Banking                                                           9.6
Pharmaceuticals                                                   9.5
Financial Services                                                7.3
Insurance                                                         5.8
Electronics/Electrical Equipment                                  5.8
Food/Beverage Products                                            5.3
Construction Materials                                            3.7
Chemicals                                                         2.8
Real Estate                                                       2.8
Automotive                                                        2.7
Consumer Products                                                 3.2
Multi-Media                                                       2.0
Other (below 2%)                                                 17.8
--------------------------------------------------------------------------------
Total                                                           100.0%
--------------------------------------------------------------------------------

INDEX:

*      -- Non-income producing security.
^      -- Share amounts round to less than a thousand.
@      -- Securities fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
+      -- All or a portion of this security is segregated for TBA securities.
#      -- Security may only be sold to qualified institutional buyers.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Investment Management, Inc.
ADR    -- American Depositary Receipt.
DN     -- Discount Note: The rate shown is the effective yield at the date of purchase.
GDR    -- Global Depositary Receipt.
MTN    -- Medium Term Note.
TBA    -- To be announced.

                      See notes to financial statements.

                            JPMorgan SELECT FUNDS
            STATEMENT OF ASSETS AND LIABILITIES As of October 31, 2001

(Amounts in Thousands, Except Per Share Amounts)

                                                          EQUITY
                                             BALANCED     INCOME      LARGE CAP    LARGE CAP
                                              FUND         FUND      EQUITY FUND  GROWTH FUND
---------------------------------------------------------------------------------------------
    ASSETS:

      Investment securities, at value         $66,055   $406,145     $211,652      $423,261
      Cash                                         --          3            1            --
      Other assets                                  1          2           --             1
      Receivables:
        Investment securities sold             11,029         --           --            --
        Interest and dividends                    347        560          179           182
        Fund shares sold                           --         46          498           287
        Margin account for
        futures contracts                           4         --           --            --
---------------------------------------------------------------------------------------------
            Total Assets                       77,436    406,756      212,330       423,731
---------------------------------------------------------------------------------------------
    LIABILITIES:

      Payables:
        Investment securities purchased        15,757         30           14            --
        Fund shares redeemed                       12        156           47           265
        Dividends                                 106        370           53            --
        Margin account for
        futures contracts                          25         --           --            --
        Due to custodian                           46         --           --            --
      Accrued liabilities:
        Investment advisory fees                   27         99           73           142
        Administration fees                         6         39           20            40
        Shareholder servicing fees                  5         89           29            --
        Custodian fees                             10         20           17            19
        Trustees' fees                             35        191           48           160
        Other                                      49         86           69            70
---------------------------------------------------------------------------------------------
            Total Liabilities                  16,078      1,080          370           696
---------------------------------------------------------------------------------------------
    NET ASSETS:

      Paid in capital                          58,731    442,505      249,668       502,115
      Accumulated undistributed/
      (overdistributed) net investment
      income                                      (93)      (250)         (85)           26
      Accumulated net realized gain
      (loss) on investments, futures and
      foreign exchange transactions             1,252       (471)     (17,256)      (61,065)
      Net unrealized appreciation
      (depreciation) of investments
      and futures contracts                     1,468    (36,108)     (20,367)      (18,041)
---------------------------------------------------------------------------------------------
            Total Net Assets                  $61,358   $405,676     $211,960      $423,035
---------------------------------------------------------------------------------------------
    Shares of beneficial interest
    outstanding ($.001 par value;
    unlimited number of shares
    authorized):                                3,042     21,994        9,250        25,926
    Net asset value, redemption
    and offering price per share              $ 20.17    $ 18.44      $ 22.92       $ 16.32
---------------------------------------------------------------------------------------------
    Cost of investments                       $64,474   $442,253     $232,019      $441,302
=============================================================================================

                      See notes to financial statements.

                                              MID CAP      SMALL CAP   INTERNATIONAL
                                            EQUITY FUND   EQUITY FUND   EQUITY FUND
------------------------------------------------------------------------------------
    ASSETS:

      Investment securities, at value         $132,736      $293,486       $175,576
      Cash                                           1             2          7,119
      Foreign currency (Cost $0, $0 and $56)        --            --             53
      Other assets                                  --             1              1
      Receivables:
        Investment securities sold               1,403         5,963            929
        Interest and dividends                      90            96            243
        Fund shares sold                            19           352              2
        Tax reclaim receivable                      --            --            287
------------------------------------------------------------------------------------
            Total Assets                       134,249       299,900        184,210
------------------------------------------------------------------------------------
    LIABILITIES:

      Payables:
        Investment securities purchased          1,115            11          1,860
        Fund shares redeemed                       273           202            726
      Accrued liabilities:
        Investment advisory fees                    44            57            114
        Administration fees                         12            29             17
        Custodian fees                              28            23             34
        Trustees' fees                              30            94             55
        Other                                       71            50            108
------------------------------------------------------------------------------------
            Total Liabilities                    1,573           466          2,914
------------------------------------------------------------------------------------
    NET ASSETS:

      Paid in capital                          117,940       267,845        225,674
      Accumulated undistributed/
      (overdistributed) net investment
      income                                       (21)          (74)            86
      Accumulated net realized gain (loss)
      on investments, futures and foreign
      exchange transactions                        468        (1,199)        (6,420)
      Net unrealized appreciation
      (depreciation) of investments and
      foreign exchange translations             14,289        32,862        (38,044)
------------------------------------------------------------------------------------
            Total Net Assets                  $132,676      $299,434       $181,296
------------------------------------------------------------------------------------
    Shares of beneficial interest
    outstanding ($.001 par value;
    unlimited number of shares authorized):      5,069         8,171          8,550
    Net asset value, redemption and
    offering price per share                   $ 26.17       $ 36.65        $ 21.20
------------------------------------------------------------------------------------
    Cost of investments                       $118,447      $260,624       $213,612
====================================================================================

                      See notes to financial statements.

                            JPMorgan SELECT FUNDS
           STATEMENT OF OPERATIONS For the year ended October 31, 2001

(Amounts in Thousands)

                                              EQUITY
                                  BALANCED    INCOME      LARGE CAP    LARGE CAP
                                    FUND       FUND      EQUITY FUND  GROWTH FUND
---------------------------------------------------------------------------------
    INVESTMENT INCOME:

      Dividend                    $    480  $   7,401     $  2,171   $   3,699
      Interest                       2,245        700          401         355
      Foreign taxes withheld            (3)       (33)         (14)         (2)
      Dividend income from
      affiliated investments*            2        100           46          36
---------------------------------------------------------------------------------
            Total investment
            income                   2,724      8,168        2,604       4,088
---------------------------------------------------------------------------------
    EXPENSES:

      Investment advisory fees         425      2,018          888       2,333
      Administration fees              128        757          333         875
      Shareholder servicing fees       213      1,261          555       1,458
      Custodian fees                   108        113           63          65
      Printing and postage               3          6            3          10
      Professional fees                 29         44           32          42
      Registration expenses             23         24           18           4
      Transfer agent fees               24         30           19          32
      Trustees' fees                    23        125           34         110
      Other                              5         20            9          46
---------------------------------------------------------------------------------
            Total expenses             981      4,398        1,954       4,975
---------------------------------------------------------------------------------
      Less amounts waived              110        804          263       2,039
      Less expense reimbursements       19        107           26          88
      Less earnings credits              1          1           --          --
---------------------------------------------------------------------------------
           Net expenses                851      3,486        1,665       2,848
---------------------------------------------------------------------------------
               Net investment
               income                1,873      4,682          939       1,240
---------------------------------------------------------------------------------
    REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss)
      on:
        Investments                  1,892       (466)     (17,244)    (60,806)
        Futures transactions           (30)        --           --          --
        Foreign exchange
        transactions                     3         --           --          --
      Change in net unrealized
      appreciation/depreciation
      of:
        Investments                (16,178)  (126,577)     (55,917)   (199,578)
        Futures contracts             (113)        --           --          --
---------------------------------------------------------------------------------
      Net realized and unrealized
      loss on investments,
      futures and foreign
      exchange transactions        (14,426)  (127,043)     (73,161)   (260,384)
---------------------------------------------------------------------------------
      Net decrease in net
      assets from operations      $(12,553) $(122,361)    $(72,222)  $(259,144)
=================================================================================
*   Includes reimbursements
    of investment advisory,
    administrative fee and
    shareholder servicing fees of     $--+  $      4      $      2   $      --+
+   Rounds to less than one
    thousand.

                      See notes to financial statements.

                                              MID CAP       SMALL CAP    INTERNATIONAL
                                             EQUITY FUND   EQUITY FUND    EQUITY FUND
--------------------------------------------------------------------------------------
    INVESTMENT INCOME:

      Dividend                                $  1,062      $  1,565       $  4,124
      Interest                                     311           449            148
      Foreign taxes withheld                        (2)           --           (443)
      Dividend income from affiliated
      investments*                                  41            56             --
--------------------------------------------------------------------------------------
            Total investment income              1,412         2,070          3,829
--------------------------------------------------------------------------------------
    EXPENSES:

      Investment advisory fees                     988         2,182          2,051
      Administration fees                          228           504            307
      Shareholder servicing fees                   380           839            513
      Custodian fees                                92            95            158
      Printing and postage                           2             3              3
      Professional fees                             26            28             32
      Registration expenses                         10            24             14
      Transfer agent fees                           20            27             23
      Trustees' fees                                21            64             38
      Other                                          4            26             14
--------------------------------------------------------------------------------------
            Total expenses                       1,771         3,792          3,153
--------------------------------------------------------------------------------------
      Less amounts waived                          919         2,596          1,072
      Less expense reimbursements                   16            52             30
      Less earnings credits                          2            --             --
--------------------------------------------------------------------------------------
           Net expenses                            834         1,144          2,051
--------------------------------------------------------------------------------------
              Net investment income                578           926          1,778
--------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) on:
        Investments                                530        (1,199)        (6,159)
        Foreign exchange transactions               --            --            140
      Change in net unrealized
      appreciation/depreciation of:
        Investments                            (25,662)      (58,941)       (46,678)
        Foreign exchange translations               --            --             83
--------------------------------------------------------------------------------------
      Net realized and unrealized loss
      on investments and foreign
      exchange transactions                    (25,132)      (60,140)       (52,614)
--------------------------------------------------------------------------------------
      Net decrease in net
      assets from operations                  $(24,554)     $(59,214)      $(50,836)
======================================================================================

*   Includes reimbursements of
    investment advisory, administrative
    fee and shareholder servicing fees of     $      2      $      2       $     --


                      See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the year ended October 31
(Amounts in Thousands)

                                              BALANCED                EQUITY                  LARGE CAP               LARGE CAP
                                                FUND                INCOME FUND              EQUITY FUND             GROWTH FUND
                                        -------------------    ---------------------    -------------------    --------------------
                                          2001        2000        2001        2000         2001       2000         2001       2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
    Net investment income               $ 1,873    $  3,136    $   4,682   $   5,904    $    939   $    298    $   1,240  $     749
    Net realized gain (loss) on
    investments, futures and foreign
    currency transactions                 1,865      38,796         (466)     55,948     (17,244)    27,874      (60,806)   291,985
    Change in unrealized
    appreciation/depreciation of
    investments and futures contracts   (16,291)    (34,099)    (126,577)    (14,778)    (55,917)   (14,216)    (199,578)  (295,075)
-----------------------------------------------------------------------------------------------------------------------------------
        Increase (decrease) in net
        assets from operations          (12,553)      7,833     (122,361)     47,074     (72,222)    13,956     (259,144)    (2,341)
===================================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income                (1,922)     (3,071)      (4,596)     (4,762)     (1,050)      (196)      (1,221)      (618)
    Net realized gain on investment
    transactions                        (30,876)    (10,114)     (41,155)    (95,215)    (27,792)   (29,311)    (291,743)   (85,852)
-----------------------------------------------------------------------------------------------------------------------------------
        Total distributions to
        shareholders                    (32,798)    (13,185)     (45,751)    (99,977)    (28,842)   (29,507)    (292,964)   (86,470)
===================================================================================================================================
INCREASE (DECREASE) FROM
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued           3,417       3,732       31,977      15,859      75,487     63,583       59,090    145,461
    Dividends reinvested                 30,162      10,321       39,195      93,221      24,591     27,373      274,390          8
    Cost of shares redeemed             (47,671)    (47,380)    (122,062)   (218,878)    (37,868)   (46,987)    (196,969)  (118,902)
-----------------------------------------------------------------------------------------------------------------------------------
        Increase (decrease) from
        capital share transactions      (14,092)    (33,327)     (50,890)   (109,798)     62,210     43,969      136,511     26,567
-----------------------------------------------------------------------------------------------------------------------------------
          Total increase (decrease)
          in net assets                 (59,443)    (38,679)    (219,002)   (162,701)    (38,854)    28,418     (415,597)   (62,244)

NET ASSETS:
    Beginning of period                 120,801     159,480      624,678     787,379     250,814    222,396      838,632    900,876
-----------------------------------------------------------------------------------------------------------------------------------
    End of period                      $ 61,358    $120,801    $ 405,676   $ 624,678    $211,960   $250,814    $ 423,035  $ 838,632
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulated
    undistributed/(overdistributed)
    net investment income                   (93)          5         (250)        (19)        (85)        97           26        135
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
    Issued                                  146         112        1,512         627       2,868      1,729        2,876      3,041
    Reinvested                            1,374         313        1,801       3,770         899        758       13,557         --
    Redeemed                             (2,093)     (1,413)      (5,749)     (8,565)     (1,406)    (1,255)     (10,043)    (2,455)
-----------------------------------------------------------------------------------------------------------------------------------
    Change in shares                       (573)       (988)      (2,436)     (4,168)      2,361      1,232        6,390        586
===================================================================================================================================

                      See notes to financial statements.


                                                                    MID CAP               SMALL CAP              INTERNATIONAL
                                                                  EQUITY FUND            EQUITY FUND              EQUITY FUND
                                                            ---------------------    --------------------     ----------------------
                                                               2001        2000        2001        2000         2001       2000
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
    Net investment income                                   $    578     $    785    $    926    $    707     $  1,778    $    961
    Net realized gain (loss) on investments
    and foreign currency transactions                            530       27,663      (1,199)     59,601       (6,019)     31,402
    Change in unrealized appreciation/depreciation
    of investments and foreign exchange translations         (25,662)      10,508     (58,941)     34,161      (46,595)    (25,845)
------------------------------------------------------------------------------------------------------------------------------------
        Increase (decrease) in net assets
        from operations                                      (24,554)      38,956     (59,214)     94,469      (50,836)      6,518
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                       (635)        (864)     (1,236)       (655)      (1,596)       (899)
    Net realized gain on investment transactions             (27,722)     (30,537)    (50,412)    (61,371)     (32,873)    (15,802)
------------------------------------------------------------------------------------------------------------------------------------
        Total distributions to shareholders                  (28,357)     (31,401)    (51,648)    (62,026)     (34,469)    (16,701)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued                               16,225       12,613      42,308      25,280       51,315      17,501
    Dividends reinvested                                      27,171       30,217      47,450      59,569       32,436      15,723
    Cost of shares redeemed                                  (21,954)     (14,905)    (58,995)    (76,545)     (43,398)    (20,138)
------------------------------------------------------------------------------------------------------------------------------------
        Increase from capital share transactions              21,442       27,925      30,763       8,304       40,353      13,086
------------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets          (31,469)      35,480     (80,099)     40,747      (44,952)      2,903

NET ASSETS:
    Beginning of period                                      164,145      128,665     379,533     338,786      226,248     223,345
------------------------------------------------------------------------------------------------------------------------------------
    End of period                                           $132,676     $164,145    $299,434    $379,533     $181,296    $226,248
------------------------------------------------------------------------------------------------------------------------------------
    Accumulated undistributed/(overdistributed) net
    investment income                                            (21)          34         (74)        343           86        (161)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
    Issued                                                       543          356       1,068         545        2,189         485
    Reinvested                                                   937          978       1,216       1,401        1,210         434
    Redeemed                                                    (748)        (423)     (1,537)     (1,631)      (1,919)       (550)
------------------------------------------------------------------------------------------------------------------------------------
    Change in shares                                             732          911         747         315        1,480         369
====================================================================================================================================

                      See notes to financial statements.

                           JPMorgan SELECT FUNDS
                       NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Mutual Fund Select Group ("MFSG") (the "Trust") was organized on October 1, 1996 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company.

     Effective February 28, 2001, the following seven separate portfolios of the Trust (collectively, the "Funds") were renamed with the approval of the Board of Trustees of the Trust:


NEW NAME                                            OLD NAME
----------------------------------------------------------------------------------------------------
JPMorgan Select Balanced Fund ("BF")                Chase Vista Select Balanced Fund
JPMorgan Select Equity Income Fund ("EIF")          Chase Vista Select Equity Income Fund
JPMorgan Select Large Cap Equity Fund ("LCEF")      Chase Vista Select Large Cap Equity Fund
JPMorgan Select Large Cap Growth Fund ("LCGF")      Chase Vista Select Large Cap Growth Fund
JPMorgan Select Mid Cap Equity Fund ("MCEF")        Chase Vista Select New Growth Opportunities Fund
JPMorgan Select Small Cap Equity Fund ("SCEF")      Chase Vista Select Small Cap Value Fund
JPMorgan Select International Equity Fund ("IEF")   Chase Vista Select International Equity Fund

     Effective November 20, 1998, the following Funds underwent a split of shares:

     FUND                                                     SPLIT RATIO
     ----------------------------------------------------------------------
     EIF                                                     3 shares for 1
     LCEF                                                   11 shares for 1
     LCGF                                                    3 shares for 1
     MCEF                                                   20 shares for 1
     IEF                                                     6 shares for 1

     Net assets of the Funds and values of each shareholder account were unaffected by the split.

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
FOLLOWED BY THE FUNDS:

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Valuation of investments -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and ask quotations. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

     B. REPURCHASE AGREEMENTS -- It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     C. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

     BF, EIF, LCEF, LCGF, MCEF and SCEF invest in stock index futures contracts for the purpose of hedging the Fund against share price volatility, which purpose may or may not be achieved. When the Fund is not fully invested in the securities market, it may enter into "long" positions in futures or options contracts in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities intended for purchase.

     Index futures contracts are used to control the asset mix of IEF in the most efficient manner, allowing the fund to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

     Use of long futures contracts subjects the Fund to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities, up to the amount of the value of the futures contracts.

     Use of short futures contracts subjects the Fund to unlimited risk of loss.

     The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

     At October 31, 2001, the Funds had open futures contracts as shown on the Funds' Portfolio of Investments.


     D. WRITTEN OPTIONS -- When a Fund writes an option on a futures contract, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written options and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

     The Funds may write options on stock index securities futures. These options are settled for cash and subject the Fund to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Fund, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

     At October 31, 2001, the Funds had no outstanding written options.

     E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- IEF may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the Fund against fluctuations in the value of its assets or liabilities due to change in the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the IEF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The IEF is subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

     At October 31, 2001, IEF had no open forward foreign currency contracts.

     F. DOLLAR ROLLS -- The Funds' policy is to record the components of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. BF had TBA Dollar Rolls outstanding as of October 31, 2001, which are included in receivable for investment securities sold and payable for investment securities purchased in the Statement of Assets and Liabilities.

     G. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

     Purchases of To Be Announced (TBA) or other delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund segregates assets with a current value at least equal to the amount of its TBA purchase commitments.

     H. FOREIGN CURRENCY TRANSLATION-- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the official exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis.

          1. Market value of investment securities and other assets and liabilities: at the closing rate of exchange at the balance sheet date.

          2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on security transactions.

     Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

     I. ORGANIZATION COSTS -- Organization and initial registration costs incurred (prior to June 1998) in connection with establishing the Funds have been deferred and are being amortized on a straight-line basis over a sixty-month period beginning at the commencement of operations of each Fund.

     J. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

     K. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition --"temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment.

     The following amounts were reclassified within the capital accounts (in thousands):

                                            ACCUMULATED                      ACCUMULATED
                                          UNDISTRIBUTED/                    NET REALIZED
                                         (OVERDISTRIBUTED)                   GAIN (LOSS)
             PAID-IN-CAPITAL           NET INVESTMENT INCOME              ON INVESTMENTS
----------------------------------------------------------------------------------------
   BF             $404                       $ (49)                          $(355)
   EIF             (12)                       (317)                            329
   LCEF             (2)                        (71)                             73
   LCGF             (8)                       (128)                            136
   MCEF             (2)                          2                              --
   SCEF             (8)                       (107)                            115
   IEF              (5)                         65                             (60)

     The reclassifications for BF, EIF, LCEF, LCGF, MCEF and SCEF primarily relate to dividend reclassifications and/or non-deductible organization expenses. The reclassifications for IEF primarily relate to the character for tax purposes of foreign currency gains and a distribution reclassification.

     L. EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc., formerly Chase Asset Management Inc.) acts as the investment adviser to the Funds. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. As investment adviser, JPMFAM supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

   BF                                                            0.50%
   EIF                                                           0.40%
   LCEF                                                          0.40%
   LCGF                                                          0.40%
   MCEF                                                          0.65%
   SCEF                                                          0.65%
   IEF                                                           1.00%

     The Adviser (and its predecessor) voluntarily waived fees as outlined in
     Note 2.F. below.

     J.P. Morgan Fleming Asset Management (London) Ltd. ("JPMFAM London") (formerly Chase Fleming Asset Management (London) Ltd., formerly Chase Asset Management (London) Ltd.), a registered investment adviser, is the investment sub-adviser to IEF pursuant to a Investment Sub-Advisory Agreement between JPMFAM London and JPMFAM (and its predecessor). JPMFAM London is a wholly-owned subsidiary of J.P. Morgan Chase & Co. and is entitled to receive a fee, payable by JPMFAM from its advisory fee at an annual rate equal to 0.50% of the average daily net assets of IEF.

     Prior to February 22, 2001, The Chase Manhattan Bank ("Chase"), also a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. acted as the investment adviser to each Fund and JPMFAM acted as the investment sub-adviser to each Fund with the exception of IEF. Pursuant to a Investment Sub-Advisory Agreement between Chase and JPMFAM, JPMFAM was entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.25% of the average daily net assets of BF, 0.20% of the average daily net assets of EIF, LCEF and LCGF and 0.30% of the average daily net assets of MCEF and SCEF. The Investment Advisory Agreement between each Fund and Chase has been assigned to JPMFAM.

     The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Funds in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

     B. SHAREHOLDER SERVICING FEES -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of each Fund. Chase and certain of its affiliates are the only Shareholder Servicing Agents. The Shareholder Servicing Agents have voluntarily waived fees as outlined in Note 2.F. below.

     C. DISTRIBUTION AND SUB-ADMINISTRATION FEES -- Pursuant to a Distribution, J.P. Morgan Fund Distributors, Inc. (the "Distributor") (formerly Vista Fund Distributors, Inc.), a wholly-owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provided certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee computed daily and paid monthly of 0.05% of the average daily net assets of each Fund through September 9, 2001. The Distributor voluntarily waived fees as outlined in Note 2.F. below.

     Effective September 10, 2001, BISYS Fund Services, L.P. ("BISYS") has been named as the Funds' Sub-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to Chase as Administrator.

     D. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator originally received from the Funds a fee computed daily and paid monthly at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived fees as outlined in Note 2.F. below.

     Effective September 10, 2001, in connection with the elimination of the Funds paying directly sub-administration fees (0.05% annualized for the Funds) the Trustees approved a new combined administration agreement. Under the terms of the agreement, the Administrator will bear all sub-administration expenses of the funds. The administrator fee payable to Chase was simultaneously increased to 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion.

     E. CUSTODIAN AND ACCOUNTING FEES -- Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as Custodian fees. Custodian fees are subject to reduction by credits earned by each Fund, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations.

     F. WAIVER OF FEES -- For the year ended October 31, 2001, the Funds' vendors voluntarily waived fees for each of the Funds as follows (in thousands):


                                  INVESTMENT                       SHAREHOLDER
                                   ADVISORY     ADMINISTRATION      SERVICING
-------------------------------------------------------------------------------
   BAL                             $   --           $ 34            $   76
   EIF                                603            201                --
   LCEF                                --             89               174
   LCGF                               352            234             1,453
   MCEF                               478             61               380
   SCEF                             1,593            164               839
   IEF                                477             82               513

     G. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

3.   INVESTMENT TRANSACTIONS

     For the year ended October 31, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                        PURCHASES          SALES        PURCHASES     SALES
                      (EXCLUDING U.S.  (EXCLUDING U.S.    OF U.S.     OF U.S.
                        GOVERNMENT)      GOVERNMENT)    GOVERNMENT  GOVERNMENT
-----------------------------------------------------------------------------
   BAL                   $ 50,939         $ 79,957        $66,916    $75,385
   EIF                     39,882           98,722             --         --
   LCEF                   149,117          111,584             --         --
   LCGF                   484,859          631,064             --         --
   MCEF                    79,679           89,386             --         --
   SCEF                   161,866          171,939             --         --
   IEF                     73,505           65,710             --         --

4.   FEDERAL INCOME TAX MATTERS

     For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 2001 are as follows (in thousands):

                                     GROSS          GROSS     NET UNREALIZED
                      AGGREGATE   UNREALIZED     UNREALIZED    APPRECIATION/
                        COST     APPRECIATION   DEPRECIATION  (DEPRECIATION)
-------------------------------------------------------------------------------
   BAL               $ 64,804      $ 6,701       $ (5,450)      $  1,251
   EIF                442,263       33,855        (69,973)       (36,118)
   LCEF               232,045       12,525        (32,918)       (20,393)
   LCGF               452,101       41,128        (69,968)       (28,840)
   MCEF               118,454       21,423         (7,141)        14,282
   SCEF               260,616       56,059        (23,189)        32,870
   IEF                213,912        4,346        (42,682)       (38,336)

     At October 31, 2001, the following Funds have capital loss carryovers which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                                                        EXPIRATION
   FUND                          AMOUNT                    DATE
-------------------------------------------------------------------------------
   EIF                       $   461,042               Oct. 31, 2009
   LCEF                       17,229,334               Oct. 31, 2009
   LCGF                       50,265,633               Oct. 31, 2009
   SCEF                        1,198,689               Oct. 31, 2009
   IEF                         6,120,236               Oct. 31, 2009

5.   CONCENTRATIONS

     As of October 31, 2001, LCGF invested 23.1% of its portfolio in securities issued by pharmaceutical companies.

     As of October 31, 2001, MCEF invested 19.6% of its portfolio in securities issued by financial companies.

     As of October 31, 2001, substantially all of the net assets of IEF consist of securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

     As of October 31, 2001, IEF invested approximately 28.5% and 18.4% of its net assets in issuers in the United Kingdom and Japan, respectively. The issuers' abilities to meet their obligations may be affected by economic or political developments in the specific region or country.

6.  TRUSTEE COMPENSATION

     The Funds have adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the period from November 1, 2000 through May 15, 2001, included in Trustees Fees in the Statement of Operations, were as follows (in thousands):

                                                            PENSION
                                                            EXPENSES
-------------------------------------------------------------------------------
   BF                                                           $1
   EIF                                                           6
   LCEF                                                          2
   LCGF                                                          7
   MCEF                                                          1
   SCEF                                                          3
   IEF                                                           2

     In connection with the consolidation of the heritage J. P. Morgan and heritage Chase fund families, and the reduction in the number of combined trustees on the new board from 22 to 8, the Pension Plan was terminated effective May 15, 2001. In furtherance of this termination, the Trustees were paid an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the JPMorgan (Formerly Chase Vista) Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain of the trustees have elected to defer receipt of such
`     amount pursuant to a
     deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are as follows
     (in thousands):

                                  CHASE                  DEFERRED
   FUND NAME                  REIMBURSEMENT        COMPENSATION ROLLOVER
-------------------------------------------------------------------------------
   BF                            $ 19                     $ 30
   EIF                            107                      167
   LCEF                            26                       41
   LCGF                            88                      139
   MCEF                            16                       25
   SCEF                            52                       82
   IEF                             30                       48

     Accrued liability and expense amounts from the deferred compensation plan are included in Trustees' fees on the Statement of Assets and Liabilities and the Statement of Operations, respectively.

7.   BANK BORROWINGS

     The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand. This agreement will expire on January 4, 2002.

     The Funds had no borrowings outstanding at October 31, 2001, nor at any time during the year ended.

8.   SUBSEQUENT EVENT

     On November 10, 2001, The Chase Manhattan Bank and Morgan Guaranty Trust Company of New York merged to form JPMorgan Chase Bank. The new Administrator and Shareholder Servicing Agent for the funds will be the JPMorgan Chase Bank. As a result, all references in the Annual Report to either the Chase Manhattan Bank or Morgan Guaranty Trust Company of New York should be replaced with JPMorgan Chase Bank.

FINANCIAL HIGHLIGHTS

                                                                                 JPMORGAN SELECT BALANCED FUND^
                                                                     ---------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,          1/1/97*
                                                                     --------------------------------------    THROUGH
                                                                       2001         2000      1999     1998    10/31/97
                                                                     -------      -------   -------  -------  ----------
Per share operating performance:
Net asset value, beginning of period                                  $33.42       $34.64    $33.53   $34.08     $30.62
                                                                      ------       ------    ------   ------     ------
Income from investment operations:
   Net investment income                                                0.49         0.79      1.17     1.32       1.17
   Net gains or losses in securities (both realized and unrealized)    (4.13)        0.98      3.12     3.05       3.46
                                                                      ------       ------    ------   ------     ------
     Total from investment operations                                  (3.64)        1.77      4.29     4.37       4.63
                                                                      ------       ------    ------   ------     ------
Distributions to shareholders from:
   Dividends from net investment income                                 0.51         0.77      1.17     1.31       1.17
   Distributions from capital gains                                     9.10         2.22      2.01     3.61         --
                                                                      ------       ------    ------   ------     ------
     Total dividends and distributions                                  9.61         2.99      3.18     4.92       1.17
                                                                      ------       ------    ------   ------     ------
Net asset value, end of period                                        $20.17       $33.42    $34.64   $33.53     $34.08
                                                                      ======       ======    ======   ======     ======
Total return                                                          (12.66%)       5.34%    13.30%   14.28%     15.36%
Ratios/supplemental data:
   Net assets, end of period (in millions)                            $   61       $  121    $  159   $  152     $  179
Ratios to average net assets:#
   Net Expenses                                                         1.00%        0.93%     0.05%    0.03%      0.03%
   Net investment income                                                2.20%        2.30%     3.37%    3.98%      4.29%
   Expenses without waivers, reimbursements and earnings credits        1.15%        0.99%     0.75%    0.75%      0.72%
   Net investment income without waivers, reimbursements and
     earnings credits                                                   2.05%        2.24%     2.67%    3.26%      3.60%
Portfolio turnover rate                                                  141%         122%       93%      50%       131%


^    Formerly Chase Vista Select Balanced Fund.
*    Commencement of Operations.
#    Short periods have been annualized.


                      See notes to financial statements.

                                                                                 JPMORGAN SELECT
                                                       --------------------------------------------------------------------
                                                                               EQUITY INCOME FUND^(1)
                                                       --------------------------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,                       1/1/97*
                                                       ----------------------------------------------------        THROUGH
                                                         2001           2000           1999           1998         10/31/97
                                                       ----------------------------------------------------        --------
Per share operating performance:
Net asset value, beginning of period                   $ 25.57         $27.53         $28.89         $34.22         $28.32
                                                       -------         ------         ------         ------         ------
Income from investment operations:
   Net investment income                                  0.20           0.21           0.65           0.85           0.79
   Net gains or losses in securities
     (both realized and unrealized)                      (5.41)          1.40           1.69           1.50           5.90
                                                       -------         ------         ------         ------         ------
     Total from investment operations                    (5.21)          1.61           2.34           2.35           6.69
                                                       -------         ------         ------         ------         ------
Distributions to shareholders from:
   Dividends from net investment income                   0.19           0.17           0.67           0.83           0.79
   Distributions from capital gains                       1.73           3.40           3.03           6.85             --
                                                       -------         ------         ------         ------         ------
Total dividends and distributions                         1.92           3.57           3.70           7.68           0.79
                                                       -------         ------         ------         ------         ------
Net asset value, end of period                         $ 18.44         $25.57         $27.53         $28.89         $34.22
                                                       =======         ======         ======         ======         ======
Total return                                            (21.43%)         6.35%          8.18%          7.62%         23.78%
Ratios/supplemental data:
   Net assets, end of period (in millions)             $   406         $  625         $  787         $  923         $  955
Ratios to average net assets:#
   Net Expenses                                           0.69%          0.68%          0.03%          0.03%          0.03%
   Net investment income                                  0.93%          0.83%          2.25%          2.85%          2.97%
   Expenses without waivers, reimbursement
     and earnings credits                                 0.87%          0.80%          0.58%          0.59%          0.59%
   Net investment income without waivers,
     reimbursements and earnings credits                  0.75%          0.71%          1.70%          2.29%          2.41%
Portfolio turnover rate                                      8%            43%           146%           148%            73%

                                                                                 JPMORGAN SELECT
                                                       --------------------------------------------------------------------
                                                                              LARGE CAP EQUITY FUND@(1)
                                                       --------------------------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,                       1/1/97*
                                                       ----------------------------------------------------        THROUGH
                                                         2001           2000           1999           1998         10/31/97
                                                       ----------------------------------------------------        --------
Per share operating performance:
Net asset value, beginning of period                   $ 36.41         $39.31         $37.52         $46.58         $37.22
                                                       -------         ------         ------         ------         ------
Income from investment operations:
   Net investment income                                  0.11           0.05           0.52           0.56           0.59
   Net gains or losses in securities
     (both realized and unrealized)                      (9.36)          2.31           6.56           5.27           9.36
                                                       -------         ------         ------         ------         ------
     Total from investment operations                    (9.25)          2.36           7.08           5.83           9.95
                                                       -------         ------         ------         ------         ------
Distributions to shareholders from:
   Dividends from net investment income                   0.13           0.03           0.52           0.56           0.59
   Distributions from capital gains                       4.11           5.23           4.77          14.33             --
                                                       -------         ------         ------         ------         ------
Total dividends and distributions                         4.24           5.26           5.29          14.89           0.59
                                                       -------         ------         ------         ------         ------
Net asset value, end of period                         $ 22.92         $36.41         $39.31         $37.52         $46.58
                                                       =======         ======         ======         ======         ======
Total return                                            (27.25%)         6.13%         20.36%         16.58%         26.89%
Ratios/supplemental data:
   Net assets, end of period (in millions)             $   212         $  251         $  222         $  177         $  186
Ratios to average net assets:#
   Net Expenses                                           0.75%          0.76%          0.05%          0.03%          0.03%
   Net investment income                                  0.42%          0.12%          1.36%          1.46%          1.66%
   Expenses without waivers, reimbursement
     and earnings credits                                 0.88%          0.85%          0.65%          0.65%          0.58%
   Net investment income without waivers,
     reimbursements and earnings credits                  0.29%          0.03%          0.76%          0.86%          1.11%
Portfolio turnover rate                                     52%            57%           106%            56%            54%

^    Formerly Chase Vista Select Equity Income Fund.
@    Formerly Chase Vista Select Large Cap Equity Fund.
*    Commencement of Operations.
#    Short periods have been annualized.
(1) On November 20, 1998, the Fund underwent a split of shares, see Note 1. Prior periods have been restated to reflect the split.


                      See notes to financial statements.

                                                                                 JPMORGAN SELECT
                                                       --------------------------------------------------------------------
                                                                             LARGE CAP GROWTH FUND^(1)
                                                       --------------------------------------------------------------------
                                                                        YEAR ENDED OCTOBER 31,                     1/1/97*
                                                       ----------------------------------------------------        THROUGH
                                                         2001           2000           1999           1998         10/31/97
                                                       ----------------------------------------------------        --------
Per share operating performance:
Net asset value, beginning of period                   $ 42.93         $47.54         $37.36         $32.30         $26.01
                                                       -------         ------         ------         ------         ------
Income from investment operations:
   Net investment income                                  0.04           0.04           0.30           0.34           0.28
   Net gains or losses in securities
     (both realized and unrealized)                     (11.41)         (0.07)         13.66           8.23           6.29
                                                       -------         ------         ------         ------         ------
     Total from investment operations                   (11.37)         (0.03)         13.96           8.57           6.57
                                                       -------         ------         ------         ------         ------
Distributions to shareholders from:
   Dividends from net investment income                   0.04           0.03           0.30           0.34           0.28
   Distributions from capital gains                      15.20           4.55           3.48           3.17             --
                                                       -------         ------         ------         ------         ------
     Total dividends and distributions                   15.24           4.58           3.78           3.51           0.28
                                                       -------         ------         ------         ------         ------
Net asset value, end of period                         $ 16.32         $42.93         $47.54         $37.36         $32.30
                                                       =======         ======         ======         ======         ======
     Total return                                       (33.30%)        (0.91%)        39.78%         29.12%         25.32%
Ratios/supplemental data:
   Net assets, end of period (in millions)             $   423         $  839         $  901         $  654         $  548
Ratios to average net assets:#
   Net Expenses                                           0.49%          0.47%          0.03%          0.02%          0.02%
   Net investment income                                  0.21%          0.08%          0.69%          0.98%          1.12%
   Expenses without waivers, reimbursements
     and earnings credits                                 0.85%          0.80%          0.59%          0.60%          0.60%
   Net investment income without waivers,
     reimbursements and earnings credits                 (0.15%)        (0.25%)         0.13%          0.40%          0.54%
Portfolio turnover rate                                     84%            74%            26%            22%            36%

                                                                                      JPMORGAN SELECT
                                                        ---------------------------------------------------------------------
                                                                               MID CAP EQUITY FUND@(1)
                                                        ---------------------------------------------------------------------
                                                                        YEAR ENDED OCTOBER, 31                       1/1/97*
                                                        ----------------------------------------------------         THROUGH
                                                          2001           2000           1999           1998          10/31/97
                                                        ----------------------------------------------------         --------
Per share operating performance:
Net asset value, beginning of period                     $ 37.85         $37.55         $29.63        $32.39          $28.58
                                                         -------         ------         ------        ------          ------
Income from investment operations:
   Net investment income                                    0.12           0.17           0.15          0.14            0.15
   Net gains or losses in securities
     (both realized and unrealized)                        (5.30)          9.34           8.52         (0.42)           3.80
                                                         -------         ------         ------        ------          ------
     Total from investment operations                      (5.18)          9.51           8.67         (0.28)           3.95
                                                         -------         ------         ------        ------          ------
Distributions to shareholders from:
   Dividends from net investment income                     0.12           0.20           0.14          0.13            0.14
   Distributions from capital gains                         6.38           9.01           0.61          2.35              --
                                                         -------         ------         ------        ------          ------
     Total dividends and distributions                      6.50           9.21           0.75          2.48            0.14
                                                         -------         ------         ------        ------          ------
Net asset value, end of period                           $ 26.17         $37.85         $37.55        $29.63          $32.39
                                                         =======         ======         ======        ======          ======
     Total return                                         (15.27%)        30.94%         29.65%        (0.70%)         13.90%
Ratios/supplemental data:
   Net assets, end of period (in millions)               $   133         $  164         $  129        $  112          $  116
Ratios to average net assets:#
   Net Expenses                                             0.55%          0.41%          0.07%         0.08%           0.08%
   Net investment income                                    0.38%          0.52%          0.44%         0.43%           0.57%
   Expenses without waivers, reimbursements
     and earnings credits                                   1.15%          1.14%          0.93%         0.94%           0.92%
   Net investment income without waivers,
     reimbursements and earnings credits                   (0.22%)        (0.21%)        (0.42%)       (0.43%)         (0.27%)
Portfolio turnover rate                                       55%            84%           101%           67%             50%

^    Formerly Chase Vista Select Large Cap Growth Fund.
@    Formerly Chase Vista Select New Growth Opportunities Fund.
*    Commencement of Operations.
#    Short periods have been annualized.
(1) On November 20, 1998, the Fund underwent a split of shares, see Note 1. Prior periods have been restated to reflect the split.


                      See notes to financial statements.

                                                                                 JPMORGAN SELECT
                                                        -------------------------------------------------------------------
                                                                              SMALL CAP EQUITY FUND^
                                                        -------------------------------------------------------------------
                                                                        YEAR ENDED OCTOBER 31,                      1/1/97*
                                                        ----------------------------------------------------       THROUGH
                                                         2001           2000           1999           1998         10/31/97
                                                        ----------------------------------------------------       --------
Per share operating performance:
Net asset value, beginning of period                     $51.12          $47.66         $52.73         $60.54      $51.87
                                                         ------          ------         ------         ------      ------
Income from investment operations:
   Net investment income                                   0.10            0.08           0.64           0.74        0.57
   Net gains or losses in securities
     (both realized and unrealized)                       (7.61)          12.44          (2.50)         (5.72)       8.62
                                                         ------          ------         ------         ------      ------
     Total from investment operations                     (7.51)          12.52          (1.86)         (4.98)       9.19
                                                         ------          ------         ------         ------      ------
Distributions to shareholders from:
   Dividends from net investment income                    0.14            0.08           0.64           0.75        0.52
   Distributions from capital gains                        6.82            8.98           2.57           2.08          --
                                                         ------          ------         ------         ------      ------
     Total dividends and distributions                     6.96            9.06           3.21           2.83        0.52
                                                         ------          ------         ------         ------      ------
Net asset value, end of period                           $36.65          $51.12         $47.66         $52.73      $60.54
                                                         ======          ======         ======         ======      ======
     Total return                                        (15.47%)         30.16%         (4.20%)        (8.53%)     17.80%
Ratios/supplemental data:
   Net assets, end of period (in millions)               $  299          $  380         $  339         $  418      $  488
Ratios to average net assets:#
   Net Expenses                                            0.34%           0.50%          0.04%           0.02%      0.02%
   Net investment income                                   0.28%           0.19%          1.16%           1.28%      1.26%
   Expenses without waivers, reimbursements
     and earnings credits                                  1.13%           1.07%          0.86%           0.85%      0.85%
   Net investment income without waivers,
     reimbursements and earnings credits                  (0.51%)         (0.38%)         0.34%           0.45%      0.43%
Portfolio turnover rate                                      50%             76%            55%              6%         8%



                                                                                 JPMORGAN SELECT
                                                       --------------------------------------------------------------------
                                                                            INTERNATIONAL EQUITY FUND@(1)
                                                       --------------------------------------------------------------------
                                                                        YEAR ENDED OCTOBER 31,                     1/1/97*
                                                       ----------------------------------------------------        THROUGH
                                                         2001           2000           1999           1998         10/31/97
                                                       ----------------------------------------------------        --------
Per share operating performance:
Net asset value, beginning of period                     $32.00          $33.33         $27.79         $29.45      $28.64
                                                         ------          ------         ------         ------      ------
Income from investment operations:
   Net investment income                                   0.39            0.15           0.33           0.41        0.44
   Net gains or losses in securities
     (both realized and unrealized)                       (6.35)           1.05           5.94           0.90        0.77
                                                         ------          ------         ------         ------      ------
     Total from investment operations                     (5.96)           1.20           6.27           1.31        1.21
                                                         ------          ------         ------         ------      ------
Distributions to shareholders from:
   Dividends from net investment income                    0.18            0.13           0.73           1.24        0.40
   Distributions from capital gains                        4.66            2.40             --           1.73          --
                                                         ------          ------         ------         ------      ------
     Total dividends and distributions                     4.84            2.53           0.73           2.97        0.40
                                                         ------          ------         ------         ------      ------
Net asset value, end of period                           $21.20          $32.00         $33.33         $27.79      $29.45
                                                         ======          ======         ======         ======      ======
     Total return                                        (21.62%)          2.71%         22.83%          4.80%       4.15%
Ratios/supplemental data:
   Net assets, end of period (in millions)               $  181          $  226         $  223         $  221      $  254
Ratios to average net assets:#
   Net Expenses                                            1.00%           0.66%          0.06%          0.05%       0.07%
   Net investment income                                   0.87%           0.38%          1.14%          1.71%       1.66%
   Expenses without waivers, reimbursements
     and earnings credits                                  1.54%           1.50%          1.31%          1.34%       1.27%
   Net investment income without waivers,
     reimbursements and earnings credits                   0.33%          (0.46%)        (0.11%)         0.42%       0.46%
Portfolio turnover rate                                      33%            149%           141%           150%        141%

^    Formerly Chase Vista Select Small Cap Value Fund.
@    Formerly Chase Vista Select International Equity Fund.
*    Commencement of Operations.
#    Short periods have been annualized.
(1) On November 20, 1998, the Fund underwent a split of shares, see Note 1. Prior periods have been restated to reflect the split.


                      See notes to financial statements.

             JPMORGAN
             REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Mutual Fund Select Group

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Select Balanced Fund, JPMorgan Select Equity Income Fund, JPMorgan Select Large Cap Equity Fund, JPMorgan Select Large Cap Growth Fund, JPMorgan Select Mid Cap Equity Fund, JPMorgan Select Small Cap Value Fund and JPMorgan Select International Equity Fund (separate portfolios constituting Mutual Fund Select Group, hereafter referred to as the "Funds") at October 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 21, 2001

TAX LETTER (UNAUDITED)

TAX LETTER (UNAUDITED)

JPMorgan Select Balanced Fund
JPMorgan Select Equity Income Fund
JPMorgan Select Large Cap Equity Fund
JPMorgan Select Large Cap Growth Fund
JPMorgan Select Mid Cap Equity Fund
JPMorgan Select Small Cap Equity Fund
JPMorgan Select International Equity Fund

Certain tax information for the JPMorgan Equity Funds that is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2001. The information and distributions reported in this letter may differ from the information and distributions taxable to shareholders for the calendar year ending December 31, 2001. The information necessary to complete your income tax returns for the calendar year ending December 31, 2001 will be received under a separate cover:

FOR THE FISCAL YEAR ENDED OCTOBER 31, 2001:

The following represents the percentage of distributions eligible for dividends received deduction and the long term capital gains distributed by the Funds:

                                            DIVIDENDS RECEIVED                   LONG-TERM CAPITAL
JPMORGAN FUND                                    DEDUCTION                      GAINS DISTRIBUTION
--------------------------------------------------------------------------------------------------
Select Balanced Fund                                  6.86%                      $ 19,747,039
Select Equity Income Fund                              100%                        40,825,754
Select Large Cap Equity Fund                         89.62%                        27,719,481
Select Large Cap Growth Fund                        100.00%                       291,606,889
Select Mid Cap Equity Fund                           93.24%                        27,722,633
Select Small Cap Equity Fund                         72.96%                        50,296,963
Select International Equity Fund                        --%                        30,920,054

For the year ended October 31, 2001, JPMorgan Select International Equity Funds elects, pursuant to Section 853 of the Internal Revenue Code, to pass through foreign taxes to its shareholders. The amount of net foreign source income and foreign taxes with respect to this election are $2,200,400 and $443,181 respectively.

                     [This page intentionally left blank]

JPMORGAN
FUNDS

U.S. EQUITY FUNDS
Balanced Fund
Capital Growth Fund
Core Equity Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
SmartIndex(TM) Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

SELECT FUNDS
Select Balanced Fund
Select Equity Income Fund
Select International Equity Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund

TAX AWARE FUNDS
Fleming Tax Aware International
    Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Small Company
    Opportunities Fund
Tax Aware U.S. Equity Fund

INTERNATIONAL EQUITY FUNDS
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Value Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming Japan Fund

SPECIALTY FUNDS
Focus Fund
Global 50 Fund
Global Healthcare Fund
H&Q Technology Fund
Market Neutral Fund

FIXED INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Intermediate Bond Fund
Short-Term Bond Fund
Short-Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free
    Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities
    Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

ANNUAL REPORT
INVESTMENT ADVISER
J.P. Morgan Fleming Asset
Management

ADMINISTRATOR,
SHAREHOLDER AND
FUND SERVICING AGENT
AND CUSTODIAN
JPMorgan Chase Bank

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett
Sullivan & Cromwell

INDEPENDENT
ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with JPMorgan Chase Bank. JPMorgan Chase Bank and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                       JPMorgan Funds Fulfillment Center
                             393 Manley Street
                        West Bridgewater, MA 02379-1039



(C) J.P. Morgan Chase & Co., 2001 All Rights Reserved. December 2001



AN-SEL-1201